UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2012

Item 1: Report(s) to Shareholders.

Schwab S&P 500 Index Portfolio

Annual report dated December 31, 2012

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

The Investment Environment

During the 12 months ended December 31, 2012, the U.S. stock market generated strong returns as interest rates remained low, the economy began showing encouraging signs of improvement, and progress was made toward resolving the euro zone’s sovereign debt crisis.

Low interest rates provided a favorable backdrop for stocks. The still-sluggish U.S. economy combined with an unemployment rate that remained elevated early in the year prompted the Federal Reserve to keep short-term interest rates between 0% and 0.25%. The Fed also maintained large-scale asset purchase programs with the intent of holding down long-term interest rates.

The economic outlook improved during the second half of 2012, supporting investor confidence, and the appeal of stocks in the process. The U.S. economy grew by an estimated 2.2% in 2012, up from 1.8% in 2011, while the unemployment rate dipped below 8.0% during the final months of the year. Progress in Europe also helped stocks, as European leaders and the European Central Bank attempted to stabilize debt markets, ensure sufficient liquidity, and support the euro.

The end of the year ushered in obstacles for equities, as corporate profit growth showed signs of slowing, and worries mounted over the November elections and pending fiscal cliff—potential spending cuts and tax increases in 2013. Although these and other factors led to a mixed performance for U.S. stocks during the final quarter of 2012, the S&P 500 Index finished with a 16.0% return for the year.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

16.00%	S&P 500® Index: measures U.S. large-cap stocks

16.35%	Russell 2000® Index: measures U.S. small-cap stocks

17.90%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.21%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.08%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab S&P 500 Index Portfolio 1

Portfolio Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Larry Mano, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the portfolio. Prior to joining CSIM in 1998, Mr. Mano was a vice president and principal in the Institutional Services Group at Wilshire Associates, Inc., where he directed the product development and client servicing of analytical tools to aid in the management of structured equity and indexed portfolios. He has over 20 years of experience in asset management.

Ron Toll, Portfolio Manager, is responsible for the day-to-day co-management of the portfolio. Mr. Toll has been a portfolio manager with CSIM since 2007, and has held a number of positions at the firm since beginning his tenure in 1998. His previous roles include serving as a manager in Portfolio Operations, and as a manager in Portfolio Operations and Analytics.

2 Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio

The Schwab S&P 500 Index Portfolio (the portfolio) seeks to track the total return of the S&P 500 Index (the index), which includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries. To pursue its investment objective, the portfolio uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the portfolio’s objective, strategy, and risks, please see the portfolio’s prospectus.

The portfolio returned 15.74% for the 12-month period that ended December 31, 2012, compared with the index, which returned 16.00%. Because the return of the index does not include operational and transactional costs, the return of the portfolio tends to differ from that of the index.

Market Highlights. Large-cap U.S. stocks generated double-digit overall returns for the 12-month report period. The low interest rate environment and governmental efforts aimed at increasing the pace of economic growth helped to support this performance, as did progress by European leaders concerning the euro zone’s sovereign debt crisis. Challenges included worries over the November elections and the pending fiscal cliff—the potential expiration of many tax cuts and governmental spending policies in 2013.

Contributors and Detractors. The Financials sector was the biggest contributor to the portfolio’s total return. The large average weight of this sector reflected part of the reason for this contribution, with Financials stocks comprising nearly 15% of the portfolio. Financials stocks also performed well, returning approximately 29%. One significant contributor in this sector was Bank of America, a diversified financial services company. The portfolio’s Bank of America holdings returned approximately 110% over the 12 months.

The Information Technology sector, which represented an average weight of nearly 20% of the portfolio, also provided a meaningful total return contribution. The portfolio’s Information Technology stocks returned approximately 15%, reflecting the overall performance of companies involved in Internet software and services, information technology services, and software. One significant contributor in this sector was Apple Inc., a company that designs, manufactures, and markets communications equipment. The portfolio’s Apple Inc. holdings generated a total return of roughly 33% for the report period.

The Utilities sector generated a narrowly positive return for the portfolio, but was the weakest total return contributor. The Utilities sector represented an average weight of approximately 4% of the portfolio, and returned roughly 1%. One significant detractor in this sector was Exelon Corporation, a utility services holding company. The portfolio’s Exelon Corporation holdings returned approximately -27%.

The Materials sector generated solidly positive returns for the portfolio, but was one of the weakest contributors to the portfolio’s total return. The Materials sector represented an average weight of roughly 3% of the portfolio, and returned approximately 15%. One significant detractor in this sector was Newmont Mining Corporation, which acquires, explores, and develops mineral properties. The portfolio’s Newmont Mining Corporation holdings returned approximately -20%.

As of 12/31/12:

 Statistics

Number of Holdings	502
Weighted Average Market Cap ($ x 1,000,000)	$104,285
Price/Earnings Ratio (P/E)	16.1
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[1]	4%

 Sector Weightings % of Investments

Information Technology	18.8%
Financials	15.4%
Health Care	11.9%
Consumer Discretionary	11.4%
Energy	10.9%
Consumer Staples	10.5%
Industrials	10.0%
Materials	3.6%
Utlilities	3.4%
Telecommunication Services	3.0%
Other	1.1%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Apple, Inc.	3.9%
Exxon Mobil Corp.	3.1%
General Electric Co.	1.7%
Chevron Corp.	1.6%
International Business Machines Corp.	1.6%
Microsoft Corp.	1.6%
Johnson & Johnson	1.5%
AT&T, Inc.	1.5%
Google, Inc., Class A	1.5%
The Procter & Gamble Co.	1.4%
Total	19.4%

Management views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s® S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab S&P 500 Index Portfolio 3

 Schwab S&P 500 Index Portfolio

Performance and Fund Facts as of 12/31/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

December 31, 2002 – December 31, 2012
Performance of Hypothetical
$10,000 Investment2

 Average Annual Total Returns1,2

Portfolio and inception Date	1 Year	5 Years	10 Years

Portfolio: Schwab S&P 500 Index Portfolio (11/01/96)	15.74%	1.60%	6.94%
S&P 500® Index	16.00%	1.66%	7.10%
Fund Category: Morningstar Large-Cap Blend	15.06%	0.66%	6.75%

Portfolio Expense Ratio3: 0.28%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Expenses reduced by a contractual fee waiver in effect through at least 4/29/14. For actual ratios during the period, refer to the financial highlights section of the financial statements.

4 Schwab S&P 500 Index Portfolio

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2012 and held through December 31, 2012.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/12	at 12/31/12	7/1/12–12/31/12

Schwab S&P 500 Index Portfolio
Actual Return	0.29%	$1,000	$1,058.50	$1.50
Hypothetical 5% Return	0.29%	$1,000	$1,023.68	$1.48

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

Schwab S&P 500 Index Portfolio 5

Schwab S&P 500 Index Portfolio

Financial Statements

Financial Highlights

	1/1/12–	1/1/11–	1/1/10–	1/1/09–	1/1/08–
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	18.30	18.27	16.24	13.18	21.37

Income (loss) from investment operations:
Net investment income (loss)	0.41	0.34	0.38	0.31	0.37
Net realized and unrealized gains (losses)	2.45	0.02 [1]	2.00	3.14	(8.18)

Total from investment operations	2.86	0.36	2.38	3.45	(7.81)
Less distributions:
Distributions from net investment income	(0.34)	(0.33)	(0.35)	(0.39)	(0.38)

Net asset value at end of period	20.82	18.30	18.27	16.24	13.18

Total return (%)	15.74	1.89	14.68	26.18	(36.56)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.28	0.27	0.28	0.28	0.26
Gross operating expenses	0.29	0.28	0.30	0.30	0.26
Net investment income (loss)	2.03	1.82	1.79	2.10	2.10
Portfolio turnover rate	4	4	3	4	3
Net assets, end of period ($ x 1,000,000)	139	122	123	127	105

1 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.

6 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings as of December 31, 2012

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.8%		Common Stock	83,559,293	137,704,461
1.0%		Short-Term Investments	1,458,295	1,458,295

99.8%		Total Investments	85,017,588	139,162,756
0.3%		Collateral Invested for Securities on Loan	398,657	398,657
(0	.1)%	Other Assets and Liabilities, Net		(148,878)

100.0%		Net Assets		139,412,535

	Number	Value
Security	of Shares	($)

Common Stock 98.8% of net assets

Automobiles & Components 0.8%
BorgWarner, Inc. *	1,200	85,944
Delphi Automotive plc *	3,200	122,400
Ford Motor Co.	41,212	533,695
Harley-Davidson, Inc.	2,456	119,951
Johnson Controls, Inc.	7,500	230,250
The Goodyear Tire & Rubber Co. *	2,600	35,906

		1,128,146

Banks 2.8%
BB&T Corp.	7,720	224,729
Comerica, Inc.	2,130	64,624
Fifth Third Bancorp	9,805	148,938
First Horizon National Corp.	3,110	30,820
Hudson City Bancorp, Inc.	5,100	41,463
Huntington Bancshares, Inc.	9,356	59,785
KeyCorp	10,300	86,726
M&T Bank Corp.	1,271	125,155
People’s United Financial, Inc.	3,700	44,733
PNC Financial Services Group, Inc.	5,611	327,178
Regions Financial Corp.	15,227	108,416
SunTrust Banks, Inc.	5,800	164,430
U.S. Bancorp	20,299	648,350
Wells Fargo & Co.	52,858	1,806,687
Zions Bancorp	2,008	42,971

		3,925,005

Capital Goods 7.7%
3M Co.	6,830	634,165
Caterpillar, Inc.	7,080	634,226
Cummins, Inc.	1,900	205,865
Danaher Corp.	6,352	355,077
Deere & Co.	4,140	357,779
Dover Corp.	2,000	131,420
Eaton Corp plc	5,074	275,011
Emerson Electric Co.	7,860	416,266
Fastenal Co.	2,852	133,160
Flowserve Corp.	500	73,400
Fluor Corp.	1,900	111,606
General Dynamics Corp.	3,610	250,065
General Electric Co.	113,068	2,373,297
Honeywell International, Inc.	8,537	541,843
Illinois Tool Works, Inc.	4,644	282,402
Ingersoll-Rand plc	3,100	148,676
Jacobs Engineering Group, Inc. *	1,400	59,598
Joy Global, Inc.	1,100	70,158
L-3 Communications Holdings, Inc.	900	68,958
Lockheed Martin Corp.	2,930	270,410
Masco Corp.	3,910	65,141
Northrop Grumman Corp.	2,554	172,599
PACCAR, Inc.	3,894	176,048
Pall Corp.	1,200	72,312
Parker Hannifin Corp.	1,635	139,073
Pentair Ltd.	2,199	108,081
Precision Castparts Corp.	1,600	303,072
Quanta Services, Inc. *	2,300	62,767
Raytheon Co.	3,610	207,792
Rockwell Automation, Inc.	1,490	125,145
Rockwell Collins, Inc.	1,600	93,072
Roper Industries, Inc.	1,100	122,628
Snap-on, Inc.	600	47,394
Stanley Black & Decker, Inc.	1,823	134,847
Textron, Inc.	3,000	74,370
The Boeing Co.	7,396	557,362
United Technologies Corp.	9,130	748,751
W.W. Grainger, Inc.	600	121,422
Xylem, Inc.	2,000	54,200

		10,779,458

Commercial & Professional Supplies 0.7%
Avery Dennison Corp.	1,100	38,412
Cintas Corp.	1,157	47,321
Equifax, Inc.	1,300	70,356
Iron Mountain, Inc.	1,633	50,705
Pitney Bowes, Inc. (c)	2,300	24,472
Republic Services, Inc.	3,236	94,912
Robert Half International, Inc.	1,550	49,321
Stericycle, Inc. *	900	83,943
The ADT Corp.	2,500	116,225
The Dun & Bradstreet Corp.	500	39,325
Tyco International Ltd.	5,000	146,250
Waste Management, Inc.	4,727	159,489

		920,731

Consumer Durables & Apparel 1.1%
Coach, Inc.	3,100	172,081
D.R. Horton, Inc.	3,000	59,340
Fossil, Inc. *	600	55,860
Garmin Ltd. (c)	1,100	44,902
Harman International Industries, Inc.	800	35,712

See financial notes 7

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Hasbro, Inc. (c)	1,275	45,773
Leggett & Platt, Inc.	1,600	43,552
Lennar Corp., Class A	1,800	69,606
Mattel, Inc.	3,700	135,494
Newell Rubbermaid, Inc.	3,124	69,571
NIKE, Inc., Class B	7,640	394,224
PulteGroup, Inc. *	3,665	66,556
Ralph Lauren Corp.	700	104,944
VF Corp.	910	137,383
Whirlpool Corp.	833	84,758

		1,519,756

Consumer Services 1.9%
Apollo Group, Inc., Class A *	927	19,393
Carnival Corp.	4,822	177,305
Chipotle Mexican Grill, Inc. *	342	101,731
Darden Restaurants, Inc.	1,390	62,647
H&R Block, Inc.	3,000	55,710
International Game Technology	2,400	34,008
Marriott International, Inc., Class A	2,657	99,026
McDonald’s Corp.	10,810	953,550
Starbucks Corp.	7,920	424,671
Starwood Hotels & Resorts Worldwide, Inc.	2,140	122,750
Wyndham Worldwide Corp.	1,580	84,072
Wynn Resorts Ltd.	900	101,241
Yum! Brands, Inc.	5,000	332,000

		2,568,104

Diversified Financials 6.4%
American Express Co.	10,580	608,138
Ameriprise Financial, Inc.	2,278	142,671
Bank of America Corp.	116,467	1,351,017
BlackRock, Inc.	1,300	268,723
Capital One Financial Corp.	6,280	363,800
Citigroup, Inc.	31,689	1,253,617
CME Group, Inc.	3,300	167,343
Discover Financial Services	5,590	215,495
E*TRADE Financial Corp. *	2,716	24,308
Franklin Resources, Inc.	1,500	188,550
IntercontinentalExchange, Inc. *	800	99,048
Invesco Ltd.	4,600	120,014
JPMorgan Chase & Co.	41,121	1,808,090
Legg Mason, Inc.	1,400	36,008
Leucadia National Corp.	2,300	54,717
Moody’s Corp.	2,080	104,666
Morgan Stanley	15,080	288,330
Northern Trust Corp.	2,270	113,863
NYSE Euronext	2,400	75,696
SLM Corp.	5,100	87,363
State Street Corp.	5,100	239,751
T. Rowe Price Group, Inc.	2,700	175,851
The Bank of New York Mellon Corp.	12,777	328,369
The Charles Schwab Corp. (a)	12,006	172,406
The Goldman Sachs Group, Inc.	4,717	601,701
The NASDAQ OMX Group, Inc.	1,400	35,014

		8,924,549

Energy 10.9%
Anadarko Petroleum Corp.	5,494	408,259
Apache Corp.	4,208	330,328
Baker Hughes, Inc.	4,821	196,890
Cabot Oil & Gas Corp.	2,300	114,402
Cameron International Corp. *	2,600	146,796
Chesapeake Energy Corp.	5,600	93,072
Chevron Corp.	21,116	2,283,484
ConocoPhillips	13,052	756,885
CONSOL Energy, Inc.	2,500	80,250
Denbury Resources, Inc. *	4,300	69,660
Devon Energy Corp.	4,063	211,438
Diamond Offshore Drilling, Inc.	800	54,368
Ensco plc, Class A	2,500	148,200
EOG Resources, Inc.	2,914	351,982
EQT Corp.	1,600	94,368
Exxon Mobil Corp.	49,276	4,264,838
FMC Technologies, Inc. *	2,600	111,358
Halliburton Co.	10,120	351,063
Helmerich & Payne, Inc.	1,100	61,611
Hess Corp.	3,210	170,002
Kinder Morgan, Inc.	6,908	244,060
Marathon Oil Corp.	7,664	234,978
Marathon Petroleum Corp.	3,632	228,816
Murphy Oil Corp.	1,932	115,051
Nabors Industries Ltd. *	3,200	46,240
National Oilwell Varco, Inc.	4,586	313,453
Newfield Exploration Co. *	1,400	37,492
Noble Corp.	2,700	94,014
Noble Energy, Inc.	1,900	193,306
Occidental Petroleum Corp.	8,800	674,168
Peabody Energy Corp.	2,800	74,508
Phillips 66	6,676	354,496
Pioneer Natural Resources Co.	1,300	138,567
QEP Resources, Inc.	1,900	57,513
Range Resources Corp.	1,700	106,811
Rowan Cos. plc, Class A *	1,300	40,651
Schlumberger Ltd.	14,281	989,530
Southwestern Energy Co. *	3,700	123,617
Spectra Energy Corp.	7,081	193,878
Tesoro Corp.	1,500	66,075
The Williams Cos., Inc.	7,300	239,002
Valero Energy Corp.	6,160	210,179
WPX Energy, Inc. *	2,100	31,248

		15,106,907

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	4,700	464,219
CVS Caremark Corp.	13,535	654,417
Safeway, Inc. (c)	2,540	45,949
Sysco Corp.	6,300	199,458
The Kroger Co.	5,440	141,549
Wal-Mart Stores, Inc.	18,110	1,235,645
Walgreen Co.	9,145	338,456
Whole Foods Market, Inc.	1,900	173,527

		3,253,220

Food, Beverage & Tobacco 5.9%
Altria Group, Inc.	21,864	686,967

8 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Archer-Daniels-Midland Co.	7,200	197,208
Beam, Inc.	1,707	104,281
Brown-Forman Corp., Class B	1,620	102,465
Campbell Soup Co.	2,000	69,780
Coca-Cola Enterprises, Inc.	3,000	95,190
ConAgra Foods, Inc.	4,370	128,915
Constellation Brands, Inc., Class A *	1,700	60,163
Dean Foods Co. *	2,000	33,020
Dr Pepper Snapple Group, Inc.	2,300	101,614
General Mills, Inc.	7,058	285,214
H.J. Heinz Co.	3,470	200,149
Hormel Foods Corp.	1,400	43,694
Kellogg Co.	2,600	145,210
Kraft Foods Group, Inc.	6,463	293,873
Lorillard, Inc.	1,436	167,538
McCormick & Co., Inc. - Non Voting Shares	1,500	95,295
Mead Johnson Nutrition Co.	2,200	144,958
Molson Coors Brewing Co., Class B	1,678	71,802
Mondelez International, Inc., Class A	19,190	488,769
Monster Beverage Corp. *	1,700	89,896
PepsiCo, Inc.	16,648	1,139,223
Philip Morris International, Inc.	17,944	1,500,836
Reynolds American, Inc.	3,512	145,502
The Coca-Cola Co.	41,604	1,508,145
The Hershey Co.	1,644	118,730
The JM Smucker Co.	1,146	98,831
Tyson Foods, Inc., Class A	3,186	61,808

		8,179,076

Health Care Equipment & Services 4.5%
Abbott Laboratories	17,155	1,123,653
Aetna, Inc.	3,680	170,384
AmerisourceBergen Corp.	2,460	106,223
Baxter International, Inc.	5,850	389,961
Becton Dickinson & Co.	2,200	172,018
Boston Scientific Corp. *	14,390	82,455
C.R. Bard, Inc.	820	80,147
Cardinal Health, Inc.	3,734	153,766
CareFusion Corp. *	2,417	69,078
Cerner Corp. *	1,600	124,224
CIGNA Corp.	3,080	164,657
Coventry Health Care, Inc.	1,550	69,487
Covidien plc	5,200	300,248
DaVita HealthCare Partners, Inc. *	900	99,477
DENTSPLY International, Inc.	1,600	63,376
Edwards Lifesciences Corp. *	1,200	108,204
Express Scripts Holding Co. *	8,837	477,198
Humana, Inc.	1,600	109,808
Intuitive Surgical, Inc. *	436	213,801
Laboratory Corp. of America Holdings *	1,104	95,628
McKesson Corp.	2,516	243,951
Medtronic, Inc.	10,949	449,128
Patterson Cos., Inc.	980	33,545
Quest Diagnostics, Inc.	1,760	102,555
St. Jude Medical, Inc.	3,104	112,179
Stryker Corp.	3,160	173,231
Tenet Healthcare Corp. *	1,125	36,529
UnitedHealth Group, Inc.	10,910	591,758
Varian Medical Systems, Inc. *	1,200	84,288
WellPoint, Inc.	3,236	197,137
Zimmer Holdings, Inc.	1,884	125,587

		6,323,681

Household & Personal Products 2.3%
Avon Products, Inc.	4,616	66,286
Colgate-Palmolive Co.	4,820	503,883
Kimberly-Clark Corp.	4,326	365,244
The Clorox Co.	1,400	102,508
The Estee Lauder Cos., Inc., Class A	2,600	155,636
The Procter & Gamble Co.	29,473	2,000,922

		3,194,479

Insurance 4.0%
ACE Ltd.	3,700	295,260
Aflac, Inc.	5,050	268,256
American International Group, Inc. *	15,871	560,246
Aon plc	3,510	195,156
Assurant, Inc.	800	27,760
Berkshire Hathaway, Inc., Class B *	19,738	1,770,499
Cincinnati Financial Corp.	1,435	56,195
Genworth Financial, Inc., Class A *	5,000	37,550
Lincoln National Corp.	3,062	79,306
Loews Corp.	3,388	138,061
Marsh & McLennan Cos., Inc.	5,900	203,373
MetLife, Inc.	11,607	382,334
Principal Financial Group, Inc.	3,163	90,209
Prudential Financial, Inc.	5,070	270,383
The Allstate Corp.	5,340	214,508
The Chubb Corp.	2,880	216,922
The Hartford Financial Services Group, Inc.	4,630	103,897
The Progressive Corp.	6,080	128,288
The Travelers Cos., Inc.	4,039	290,081
Torchmark Corp.	1,000	51,670
Unum Group	2,676	55,714
XL Group plc	3,300	82,698

		5,518,366

Materials 3.6%
Air Products & Chemicals, Inc.	2,320	194,926
Airgas, Inc.	700	63,903
Alcoa, Inc.	11,472	99,577
Allegheny Technologies, Inc.	1,070	32,485
Ball Corp.	1,800	80,550
Bemis Co., Inc.	1,000	33,460
CF Industries Holdings, Inc.	700	142,212
Cliffs Natural Resources, Inc.	1,500	57,840
E.I. du Pont de Nemours & Co.	10,114	454,827
Eastman Chemical Co.	1,600	108,880
Ecolab, Inc.	2,804	201,608
FMC Corp.	1,500	87,780
Freeport-McMoran Copper & Gold, Inc.	10,304	352,397

See financial notes 9

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
International Flavors & Fragrances, Inc.	900	59,886
International Paper Co.	4,698	187,168
LyondellBasell Industries N.V., Class A	4,100	234,069
MeadWestvaco Corp.	1,949	62,115
Monsanto Co.	5,750	544,237
Newmont Mining Corp.	5,446	252,912
Nucor Corp.	3,400	146,812
Owens-Illinois, Inc. *	1,700	36,159
PPG Industries, Inc.	1,700	230,095
Praxair, Inc.	3,245	355,165
Sealed Air Corp.	1,928	33,759
Sigma-Aldrich Corp.	1,282	94,330
The Dow Chemical Co.	13,105	423,554
The Mosaic Co.	3,000	169,890
The Sherwin-Williams Co.	933	143,514
United States Steel Corp. (c)	1,500	35,805
Vulcan Materials Co.	1,400	72,870

		4,992,785

Media 3.5%
Cablevision Systems Corp., Class A	2,500	37,350
CBS Corp., Class B - Non Voting Shares	6,480	246,564
Comcast Corp., Class A	28,813	1,077,030
DIRECTV *	6,480	325,037
Discovery Communications, Inc., Class A *	2,600	165,048
Gannett Co., Inc.	2,560	46,106
News Corp., Class A	21,974	561,216
Omnicom Group, Inc.	2,840	141,886
Scripps Networks Interactive, Class A	1,000	57,920
The Interpublic Group of Cos., Inc.	4,997	55,067
The McGraw-Hill Cos., Inc.	3,030	165,650
The Walt Disney Co.	19,120	951,985
The Washington Post Co., Class B	52	18,991
Time Warner Cable, Inc.	3,309	321,602
Time Warner, Inc.	10,174	486,622
Viacom Inc., Class B	4,780	252,097

		4,910,171

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Agilent Technologies, Inc.	3,767	154,221
Alexion Pharmaceuticals, Inc. *	2,100	197,001
Allergan, Inc.	3,310	303,626
Amgen, Inc.	8,364	721,981
Biogen Idec, Inc. *	2,550	374,009
Bristol-Myers Squibb Co.	17,900	583,361
Celgene Corp. *	4,450	350,304
Eli Lilly & Co.	11,120	548,438
Forest Laboratories, Inc. *	2,470	87,240
Gilead Sciences, Inc. *	8,278	608,019
Hospira, Inc. *	1,800	56,232
Johnson & Johnson	29,938	2,098,654
Life Technologies Corp. *	1,839	90,258
Merck & Co., Inc.	32,729	1,339,925
Mylan, Inc. *	4,191	115,169
PerkinElmer, Inc.	1,200	38,088
Perrigo Co.	1,000	104,030
Pfizer, Inc.	79,596	1,996,268
Thermo Fisher Scientific, Inc.	3,890	248,104
Waters Corp. *	1,000	87,120
Watson Pharmaceuticals, Inc. *	1,400	120,400

		10,222,448

Real Estate 2.2%
American Tower Corp.	4,270	329,943
Apartment Investment & Management Co., Class A	1,577	42,674
AvalonBay Communities, Inc.	1,234	167,318
Boston Properties, Inc.	1,616	170,989
CBRE Group, Inc., Class A *	3,600	71,640
Equity Residential	3,500	198,345
HCP, Inc.	4,900	221,382
Health Care REIT, Inc.	2,800	171,612
Host Hotels & Resorts, Inc.	7,760	121,599
Kimco Realty Corp.	4,410	85,201
Plum Creek Timber Co., Inc.	1,760	78,091
ProLogis, Inc.	4,932	179,969
Public Storage	1,600	231,936
Simon Property Group, Inc.	3,337	527,546
Ventas, Inc.	3,200	207,104
Vornado Realty Trust REIT	1,763	141,181
Weyerhaeuser Co.	5,841	162,497

		3,109,027

Retailing 4.1%
Abercrombie & Fitch Co., Class A	900	43,173
Amazon.com, Inc. *	3,900	979,446
AutoNation, Inc. *	500	19,850
AutoZone, Inc. *	400	141,772
Bed Bath & Beyond, Inc. *	2,516	140,670
Best Buy Co., Inc.	3,125	37,031
Big Lots, Inc. *	700	19,922
CarMax, Inc. *	2,500	93,850
Dollar General Corp. *	2,800	123,452
Dollar Tree, Inc. *	2,600	105,456
Expedia, Inc.	1,000	61,450
Family Dollar Stores, Inc.	1,000	63,410
GameStop Corp., Class A (c)	1,500	37,635
Genuine Parts Co.	1,700	108,086
J.C. Penney Co., Inc. (c)	1,500	29,565
Kohl’s Corp.	2,310	99,284
Limited Brands, Inc.	2,608	122,733
Lowe’s Cos., Inc.	11,940	424,109
Macy’s, Inc.	4,222	164,742
Netflix, Inc. (c)*	600	55,668
Nordstrom, Inc.	1,550	82,925
O’Reilly Automotive, Inc. *	1,300	116,246
PetSmart, Inc.	1,100	75,174
Priceline.com, Inc. *	545	338,554
Ross Stores, Inc.	2,400	129,960
Staples, Inc.	6,750	76,950
Target Corp.	7,020	415,373
The Gap, Inc.	3,176	98,583
The Home Depot, Inc.	16,165	999,805
The TJX Cos., Inc.	8,020	340,449

10 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Tiffany & Co.	1,326	76,033
TripAdvisor, Inc. *	1,100	46,156
Urban Outfitters, Inc. *	1,200	47,232

		5,714,744

Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc. (c)*	5,530	13,272
Altera Corp.	3,480	119,851
Analog Devices, Inc.	3,230	135,854
Applied Materials, Inc.	13,070	149,521
Broadcom Corp., Class A *	5,655	187,802
First Solar, Inc. (c)*	600	18,528
Intel Corp.	54,121	1,116,516
KLA-Tencor Corp.	1,800	85,968
Lam Research Corp. *	1,712	61,855
Linear Technology Corp.	2,530	86,779
LSI Corp. *	6,510	46,091
Microchip Technology, Inc.	2,100	68,439
Micron Technology, Inc. *	10,700	67,945
NVIDIA Corp.	6,700	82,343
Teradyne, Inc. *	2,100	35,469
Texas Instruments, Inc.	12,060	373,136
Xilinx, Inc.	2,800	100,520

		2,749,889

Software & Services 9.4%
Accenture plc, Class A	7,000	465,500
Adobe Systems, Inc. *	5,300	199,704
Akamai Technologies, Inc. *	2,000	81,820
Autodesk, Inc. *	2,420	85,547
Automatic Data Processing, Inc.	5,213	297,193
BMC Software, Inc. *	1,560	61,870
CA, Inc.	3,644	80,095
Citrix Systems, Inc. *	2,060	135,445
Cognizant Technology Solutions Corp., Class A *	3,200	236,960
Computer Sciences Corp.	1,700	68,085
eBay, Inc. *	12,588	642,240
Electronic Arts, Inc. *	3,558	51,698
Fidelity National Information Services, Inc.	2,700	93,987
Fiserv, Inc. *	1,560	123,287
Google, Inc., Class A *	2,877	2,040,857
International Business Machines Corp.	11,445	2,192,290
Intuit, Inc.	2,996	178,262
MasterCard, Inc., Class A	1,146	563,007
Microsoft Corp.	81,888	2,188,866
Oracle Corp.	40,580	1,352,126
Paychex, Inc.	3,450	107,433
Red Hat, Inc. *	2,100	111,216
SAIC, Inc.	3,100	35,092
Salesforce.com, Inc. *	1,398	235,004
Symantec Corp. *	7,641	143,727
Teradata Corp. *	1,800	111,402
The Western Union Co.	6,559	89,268
Total System Services, Inc.	1,800	38,556
VeriSign, Inc. *	1,725	66,964
Visa, Inc., Class A	5,600	848,848
Yahoo!, Inc. *	11,310	225,069

		13,151,418

Technology Hardware & Equipment 7.4%
Amphenol Corp., Class A	1,700	109,990
Apple, Inc.	10,168	5,419,849
Cisco Systems, Inc.	57,298	1,125,906
Corning, Inc.	15,550	196,241
Dell, Inc.	15,272	154,705
EMC Corp. *	22,762	575,879
F5 Networks, Inc. *	800	77,720
FLIR Systems, Inc.	1,500	33,465
Harris Corp.	1,200	58,752
Hewlett-Packard Co.	21,293	303,425
Jabil Circuit, Inc.	2,127	41,030
JDS Uniphase Corp. *	2,519	34,107
Juniper Networks, Inc. *	5,700	112,119
Molex, Inc.	1,600	43,728
Motorola Solutions, Inc.	3,176	176,840
NetApp, Inc. *	3,900	130,845
QUALCOMM, Inc.	18,420	1,142,408
SanDisk Corp. *	2,600	113,256
Seagate Technology plc	3,500	106,680
TE Connectivity Ltd.	4,700	174,464
Western Digital Corp.	2,500	106,225
Xerox Corp.	13,067	89,117

		10,326,751

Telecommunication Services 3.0%
AT&T, Inc.	61,358	2,068,378
CenturyLink, Inc.	6,785	265,429
Crown Castle International Corp. *	3,200	230,912
Frontier Communications Corp. (c)	11,096	47,491
MetroPCS Communications, Inc. *	3,400	33,796
Sprint Nextel Corp. *	32,759	185,743
Verizon Communications, Inc.	30,854	1,335,053
Windstream Corp.	6,235	51,626

		4,218,428

Transportation 1.6%
C.H. Robinson Worldwide, Inc.	1,700	107,474
CSX Corp.	10,760	212,295
Expeditors International of Washington, Inc.	2,300	90,965
FedEx Corp.	3,120	286,166
Norfolk Southern Corp.	3,500	216,440
Ryder System, Inc.	600	29,958
Southwest Airlines Co.	7,986	81,777
Union Pacific Corp.	5,080	638,657
United Parcel Service, Inc., Class B	7,805	575,463

		2,239,195

Utilities 3.4%
AGL Resources, Inc.	1,243	49,683
Ameren Corp.	2,600	79,872
American Electric Power Co., Inc.	5,270	224,924
CenterPoint Energy, Inc.	4,550	87,588
CMS Energy Corp.	2,860	69,727
Consolidated Edison, Inc.	3,150	174,951

See financial notes 11

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Dominion Resources, Inc.	6,250	323,750
DTE Energy Co.	1,800	108,090
Duke Energy Corp.	7,663	488,899
Edison International	3,500	158,165
Entergy Corp.	1,927	122,846
Exelon Corp.	9,293	276,374
FirstEnergy Corp.	4,569	190,801
Integrys Energy Group, Inc.	897	46,841
NextEra Energy, Inc.	4,650	321,733
NiSource, Inc.	3,346	83,282
Northeast Utilities	3,400	132,872
NRG Energy, Inc.	3,600	82,764
ONEOK, Inc.	2,200	94,050
Pepco Holdings, Inc.	2,450	48,045
PG&E Corp.	4,600	184,828
Pinnacle West Capital Corp.	1,150	58,627
PPL Corp.	6,310	180,655
Public Service Enterprise Group, Inc.	5,450	166,770
SCANA Corp.	1,400	63,896
Sempra Energy	2,531	179,549
TECO Energy, Inc.	2,140	35,866
The AES Corp.	5,950	63,665
The Southern Co.	9,260	396,421
Wisconsin Energy Corp.	2,500	92,125
Xcel Energy, Inc.	5,259	140,468

		4,728,127

Total Common Stock
(Cost $83,559,293)		137,704,461

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.0% of net assets

Time Deposit 0.9%
Citibank
0.03%, 01/02/13	1,341,302	1,341,302

U.S. Treasury Bills 0.1%
U.S. Treasury Bills
0.03%, 03/14/13 (b)(d)	40,000	39,998
0.04%, 03/14/13 (b)(d)	77,000	76,995

		116,993

Total Short-Term Investments
(Cost $1,458,295)		1,458,295

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.3% of net assets

Wells Fargo Advantage Government Money Market Fund	398,657	398,657

Total Collateral Invested for Securities on Loan
(Cost $398,657)		398,657

End of Collateral Invested for Securities on Loan.

At 12/31/12, the tax basis cost of the fund’s investments was $88,178,698 and the unrealized appreciation and depreciation were $59,708,220 and ($8,724,162), respectively, with a net unrealized appreciation of $50,984,058.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	All or a portion of this security is on loan.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 12/31/12.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/15/13	23	1,633,115	(16,338)

12 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2012 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$137,704,461	$—	$—	$137,704,461
Short-Term Investments[1]	—	1,458,295	—	1,458,295

Total	$137,704,461	$1,458,295	$—	$139,162,756

Other Financial Instruments
Collateral Invested for Securities on Loan	$398,657	$—	$—	$398,657

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($16,338)	$—	$—	($16,338)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	December 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	December 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Common Stock	$69	($2,536)	$2,733	$—	($266)	$—	$—	$—
Preferred Stock	69	(50)	3	—	(22)	—	—	—

Total	$138	($2,586)	$2,736	$—	($288)	$—	$—	$—

All net realized and change in unrealized gains (losses) in the tables above are reflected on the accompanying Statement of Operations. The change in net unrealized gains (losses) for Level 3 investments held by the funds at December 31, 2012 was $0.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2012.

See financial notes 13

 Schwab S&P 500 Index Portfolio

Statement of
Assets and Liabilities
As of December 31, 2012

Assets

Investments in affiliated issuers, at value (cost $112,900)		$172,406
Investments in unaffiliated issuers, at value (cost $84,904,688) including securities on loan of $378,442	+	138,990,350

Total investments, at value (cost $85,017,588)		139,162,756
Collateral invested for securities on loan		398,657
Receivables:
Investments sold		22,242
Fund shares sold		184,614
Dividends		151,449
Due from broker for futures		41,515
Income from securities on loan		791
Interest		1
Prepaid expenses	+	1,758

Total assets		139,963,783

Liabilities

Collateral held for securities on loan		398,657
Payables:
Investment adviser and administrator fees		10,600
Fund shares redeemed		95,117
Accrued expenses	+	46,874

Total liabilities		551,248

Net Assets

Total assets		139,963,783
Total liabilities	−	551,248

Net assets		$139,412,535

Net Assets by Source
Capital received from investors		93,166,466
Net investment income not yet distributed		2,750,666
Net realized capital losses		(10,633,427)
Net unrealized capital gains		54,128,830

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$139,412,535		6,697,189		$20.82

14 See financial notes

 Schwab S&P 500 Index Portfolio

Statement of
Operations
For January 1, 2012 through December 31, 2012

Investment Income

Dividends received from affiliated issuer		$2,773
Dividends received from unaffiliated issuers		3,112,085
Interest		398
Securities on loan	+	10,138

Total investment income		3,125,394

Expenses

Investment adviser and administrator fees		202,932
Professional fees		44,890
Portfolio accounting fees		43,731
Shareholder reports		37,102
Trustees’ fees		22,392
Transfer agent fees		10,508
Custodian fees		7,070
Other expenses	+	25,408

Total expenses		394,033
Expense reduction by CSIM	−	15,225

Net expenses	−	378,808

Net investment income		2,746,586

Realized and Unrealized Gains (Losses)

Net realized gains on investments		830,389
Net realized gains on futures contracts	+	4,558

Net realized gains		834,947
Net unrealized gains on affiliated issuer		35,807
Net unrealized gains on unaffiliated investments		15,452,638
Net unrealized losses on futures contracts	+	(27,621)

Net unrealized gains	+	15,460,824

Net realized and unrealized gains		16,295,771

Increase in net assets resulting from operations		$19,042,357

See financial notes 15

 Schwab S&P 500 Index Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/12-12/31/12			1/1/11-12/31/11
Net investment income		$2,746,586	$2,269,990
Net realized gains (losses)		834,947	(367,055)
Net unrealized gains (losses)	+	15,460,824	(56,382)

Increase in net assets from operations		19,042,357	1,846,553

Distributions to Shareholders

Distributions from net investment income		($2,267,316)	($2,210,433)

Transactions in Fund Shares

		1/1/12-12/31/12		1/1/11-12/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,092,678	$22,014,305	1,132,991	$21,137,896
Shares reinvested		115,268	2,267,316	116,277	2,210,433
Shares redeemed	+	(1,203,225)	(24,129,884)	(1,284,871)	(23,399,980)

Net transactions in fund shares		4,721	$151,737	(35,603)	($51,651)

Shares Outstanding and Net Assets

		1/1/12-12/31/12		1/1/11-12/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,692,468	$122,485,757	6,728,071	$122,901,288
Total increase or decrease	+	4,721	16,926,778	(35,603)	(415,531)

End of period		6,697,189	$139,412,535	6,692,468	$122,485,757

Net investment income not yet distributed			$2,750,666		$2,271,546

16 See financial notes

 Schwab S&P 500 Index Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab S&P 500 Index Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2012, 93% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

 17

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.

18

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Collateral at the individual loan level is required to have a value of at least 102% of the prior day’s market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

If applicable, the value of the securities on loan as of December 31, 2012 and the value of the related collateral are disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

 19

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(i) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

(j) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the fund’s financial statement disclosures.

3. Risk Factors:

Investment Risk. Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Investment Style Risk. The fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the index.

A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Tracking Error Risk. As an index fund, the fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the benchmark index, or match the securities’ weightings to the benchmark index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Large Cap Risk. Although the S&P 500 Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investment — bonds or mid- or small-cap stocks, for instance — the fund’s large-cap holdings could reduce performance.

Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, or asset class.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the

20

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Security Lending Risk. Securities lending risk involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Please refer to the fund’s prospectus for a more complete description of these and other principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $500 million	0.15%
More than $500 million but not exceeding $5 billion	0.09%
More than $5 billion but not exceeding $10 billion	0.08%
Over $10 billion	0.07%

CSIM and its affiliates have made an additional agreement (“expense limitation”) with the fund to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses, to 0.28% through April 29, 2014, which may only be amended or terminated with the approval of the Board.

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2012, the fund had no direct security transactions with other Schwab Funds.

The fund may engage in certain transactions involving affiliates. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the fund during the report period:

					Realized	Dividends
Balance of			Balance of	Market	Gain (Loss)	Received
Shares Held	Gross	Gross	Shares Held	Value at	1/1/12 to	1/1/12 to
at 12/31/11	Additions	Sales	at 12/31/12	12/31/12	12/31/12	12/31/12

11,406	600	—	12,006	$172,406	$—	$2,773

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but

 21

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

5. Board of Trustees (continued):

it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to trustees and Officers Table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended December 31, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$6,105,857	$5,453,837

8. Derivatives:

The fund entered into equity index futures contracts (“futures”) during the report period. The fund invested in futures to equitize available cash. The fair value and due to brokers for futures contracts held at December 31, 2012 are presented on the face of the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized/unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the fund was $1,201,011 and the month-end average number of contracts held was 18.

9. Federal Income Taxes:

As of December 31, 2012, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$2,746,177
Undistributed long-term capital gains	—
Unrealized appreciation on investments	59,708,220
Unrealized depreciation on investments	(8,724,162)
Other unrealized appreciation/(depreciation)	—

Net unrealized appreciation/(depreciation)	$50,984,058

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

22

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

9. Federal Income Taxes (continued):

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of December 31, 2012, the fund had capital loss carryforwards available to offset future net capital gains before the expiration date as follows:

Expiration Date

December 31, 2013	$2,066,232
December 31, 2014	880,924
December 31, 2015	—
December 31, 2016	2,899,868
December 31, 2017	1,365,160
December 31, 2018	257,470

Total	$7,469,654

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2012, the fund had capital losses deferred of $14,512 and capital losses utilized of $894,928.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$2,267,316
Long-term capital gains	—
Return of capital	—

Prior period distributions
Ordinary income	$2,210,433
Long-term capital gains	—
Return of capital	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2012, the funds made the following reclassifications:

Capital shares	$—
Undistributed net investment income	(150)
Net realized capital gains/(losses)	150

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the fund did not incur any interest or penalties.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab S&P 500 Index Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Index Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 15, 2013

24

Other Federal Tax Information (unaudited)

For corporate shareholders, 100% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2012, qualify under Internal Revenue code section 854(b)(1)(A) for the corporate dividends received deduction.

 25

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 94 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	77	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	77	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

26

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	94	None

 27

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab. In addition to their employment with Schwab, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

28

Notes

Notes

Schwab Money Market Portfoliotm

Annual report dated December 31, 2012

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Investment Environment

During the 12 months ended December 31, 2012, money market securities continued to provide investors with stability of capital and liquidity amid Europe’s ongoing financial challenges, along with generally lackluster economic growth around the globe.

Yields on taxable money market securities remained low as the Federal Reserve attempted to stimulate economic growth by keeping short-term interest rates between 0% and 0.25%, while maintaining large-scale asset purchase programs such as “Operation Twist” that were designed to hold down long-term interest rates. With economic activity lackluster throughout much of the world, many other central banks also favored low interest rate policies, collectively helping to maintain rates on money market securities at low levels. In addition, concerns early in the year regarding the euro zone’s sovereign debt crisis eventually diminished amid efforts by European leaders and the European Central Bank to stabilize debt markets, ensure sufficient liquidity, and support the euro.

Money market fund reform became a heavily debated subject in 2012, and discussions are expected to continue in 2013. Legislators and financial industry experts are exploring ways to continue providing safety and transparency for shareholders regarding these investment vehicles.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Money Market Portfoliotm 1

Portfolio Management

Lynn Paschen, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day management of the portfolio. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager, and from 2000 to 2003 worked as a fixed income trader. She has managed money market funds since 2003.

2 Schwab Money Market Portfoliotm

Schwab Money Market Portfoliotm

The Schwab Money Market Portfolio (the portfolio) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the portfolio invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies or instrumentalities.

Since December 2008, when the Federal Reserve first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the report period. As a result, and to help the portfolio maintain a positive net yield, the portfolio’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the report period.* For more information about the portfolio’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Early in the report period, investors remained wary of conditions in Europe, given the protracted nature of the sovereign debt crisis. This was magnified by concerns over a Greek default and increasing prospects of the proliferation of the crisis to other areas of the region. In response, investors turned to securities issued by entities in countries such as Canada and Australia, causing yields on those securities to fall. At the end of February, however, the European Central Bank (ECB) announced its second Longer-Term Refinancing Operation (LTRO) to help control the crisis, injecting liquidity into the banking system and assuaging investors to some degree.

Yields on short-term Treasuries rose, due in part to the Fed’s “Operation Twist” program. Under this program, the Fed sold short-term Treasury securities to buy longer-maturity bonds in an effort to reduce long-term interest rates. The additional short-term Treasury supply also helped to keep rates elevated on repurchase agreements and short-term government securities for much of the year.

Positioning and Strategies. The portfolio’s investment adviser focused on stability of capital and ensured robust liquidity amid the fluid market backdrop, strategically managing the portfolio’s diversification requirements as conditions evolved. During the period, the portfolio’s weighted average maturity was generally kept within a narrow range, starting the year at roughly 46 days and ending the year at 42 days.

As of 12/31/12:

 Portfolio Composition By Maturity1

% of investments

1-15 Days	40.9%
16-30 Days	11.2%
31-60 Days	19.4%
61-90 Days	21.6%
91-120 Days	3.9%
More than 120 Days	3.0%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	42 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type

% of investments

Government Agency Debt	70.2%
Repurchase Agreement
Treasury	21.2%
Treasury Debt	8.6%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The portfolio may use different ratings provided by other rating agencies for purposes of determining compliance with the portfolio’s investment policies. The portfolio itself has not been rated by an independent credit rating agency.

Schwab Money Market Portfoliotm 3

 Schwab Money Market Portfoliotm

Performance and Fund Facts as of 12/31/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields1,2

The seven-day yield is the income generated by the portfolio’s holdings minus the portfolio’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money Market Portfolio

Seven-Day Yield	0.01%

Seven-Day Effective Yield	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	The investment adviser and its affiliates have voluntarily waived expenses to maintain a positive net yield for the portfolio (voluntary expense waiver). Without the voluntary expense waiver, the portfolio’s yield would have been lower. The voluntary expense waiver added 0.38% to the seven-day yield. Please see Financial Note 4 for additional details.

4 Schwab Money Market Portfoliotm

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2012 and held through December 31, 2012.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/12	at 12/31/12	7/1/12–12/31/12

Schwab Money Market Portfoliotm
Actual Return	0.14%	$1,000	$1,000.10	$0.70
Hypothetical 5% Return	0.14%	$1,000	$1,024.43	$0.71

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

Schwab Money Market Portfoliotm 5

Schwab Money Market Portfolio™

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–		1/1/10–	1/1/09–		1/1/08–
	12/31/12		12/31/11		12/31/10	12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00	1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00 [1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1]	(0.00)[1]		(0.00)[1]	0.00	[1]	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00 [1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]	(0.00)[1]		(0.02)
Distributions from net realized gains	—		—		(0.00)[1]	—		—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]	(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00	1.00		1.00

Total return (%)	0.01		0.01		0.05	0.10		2.12

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.12	[2]	0.10	[2]	0.18 [2]	0.34	[2,3]	0.42
Gross operating expenses	0.49		0.45		0.46	0.47		0.42
Net investment income (loss)	0.01		0.01		0.01	0.12		2.06
Net assets, end of period ($ x 1,000,000)	116		144		149	163		268

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 4)
3 The ratio of net operating expenses would have been 0.31% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

6 See financial notes

 Schwab Money Market Portfolio

Portfolio Holdings as of December 31, 2012

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

73.1%	Fixed-Rate Obligations	85,028,657	85,028,657
5.6%	Variable-Rate Obligations	6,551,542	6,551,542
21.2%	Repurchase Agreements	24,693,226	24,693,226

99.9%	Total Investments	116,273,425	116,273,425
0.1%	Other Assets and Liabilities, Net		65,208

100.0%	Net Assets		116,338,633

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 73.1% of net assets

Government Agency Debt 64.5%
Fannie Mae
		0.12%		01/09/13	2,000,000	1,999,949
		0.13%		01/09/13	2,000,000	1,999,942
		0.06%		02/20/13	3,400,000	3,399,740
		0.06%		02/21/13	2,500,000	2,499,788
		0.11%		03/06/13	1,200,000	1,199,765
		0.10%		03/27/13	5,000,000	4,998,879
Farm Credit System
		3.40%		02/07/13	1,385,000	1,389,515
		0.15%		03/11/13	1,000,000	999,722
		0.19%		09/25/13	3,500,000	3,499,935
Federal Home Loan Bank
		0.11%		01/04/13	2,000,000	1,999,982
		0.12%		01/04/13	2,000,000	1,999,980
		0.09%		01/08/13	3,200,000	3,199,944
		0.04%		01/18/13	3,000,000	2,999,943
		0.06%		02/01/13	5,000,000	4,999,742
		0.08%		02/08/13	4,000,000	3,999,662
		0.13%		02/20/13	3,000,000	2,999,458
		0.15%		03/22/13	5,000,000	4,998,333
		0.17%		04/24/13	2,000,000	1,998,964
Freddie Mac
		0.12%		01/03/13	1,100,000	1,099,993
		0.13%		01/07/13	4,000,000	3,999,913
		0.15%		01/22/13	5,500,000	5,499,519
		0.13%		01/22/13	4,500,000	4,499,672
		0.11%		02/04/13	3,250,000	3,249,662
		0.15%		03/25/13	3,000,000	2,998,963
		0.16%		04/18/13	2,500,000	2,498,811

						75,029,776

See financial notes 7

 Schwab Money Market Portfolio

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Treasury Debt 8.6%
United States Treasury Department		0.05%		03/21/13	10,000,000	9,998,881

Total Fixed-Rate Obligations
(Cost $85,028,657)						85,028,657

Variable-Rate Obligations 5.6% of net assets

Government Agency Debt 5.6%
Farm Credit System
		0.32%	01/02/13	02/15/13	3,550,000	3,550,353
		0.30%	01/02/13	07/10/13	3,000,000	3,001,189

Total Variable-Rate Obligations
(Cost $6,551,542)						6,551,542

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 21.2% of net assets

Treasury Repurchase Agreement 21.2%
Barclays Capital, Inc
Issued 12/31/12, repurchase date 01/02/13 (Collateralized by U.S. Treasury Securities valued at $15,300,110, 2.63%, due 11/15/20)		0.20%		01/02/13	15,000,166	15,000,000

Credit Suisse Securities (USA), LLC
Issued 12/31/12, repurchase date 01/02/13 (Collateralized by U.S. Treasury Securities valued at $9,889,662, 1.88%, due 06/30/15)		0.20%		01/02/13	9,693,334	9,693,226

Total Repurchase Agreements
(Cost $24,693,226)						24,693,226

End of Investments.

At 12/31/12, the tax basis cost of the fund’s investments was $116,273,425.

At December 31, 2012, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2012. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8 See financial notes

 Schwab Money Market Portfolio

Statement of
Assets and Liabilities
As of December 31, 2012

Assets

Investments, at cost and value		$91,580,199
Repurchase agreements, at cost and value	+	24,693,226

Total investments, at cost and value (Note 2a)		116,273,425
Receivables:
Fund shares sold		1,117,802
Interest		24,241
Receivable from investment adviser		1,236
Prepaid expenses	+	1,533

Total assets		117,418,237

Liabilities

Payables:
Fund shares redeemed		1,040,449
Accrued expenses	+	39,155

Total liabilities		1,079,604

Net Assets

Total assets		117,418,237
Total liabilities	−	1,079,604

Net assets		$116,338,633

Net Assets by Source
Capital received from investors		116,339,713
Net realized capital losses		(1,080)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$116,338,633		116,386,538		$1.00

See financial notes 9

 Schwab Money Market Portfolio

Statement of
Operations
For January 1, 2012 through December 31, 2012

Investment Income

Interest		$165,510

Expenses

Investment adviser and administrator fees		456,910
Portfolio accounting fees		75,328
Professional fees		42,696
Shareholder reports		24,156
Trustees’ fees		22,953
Custodian fees		9,935
Transfer agent fees		9,510
Other expenses	+	3,222

Total expenses		644,710
Expense reduction by CSIM and its affiliates	−	492,278
Custody credits	−	17

Net expenses	−	152,415

Net investment income		13,095

Realized Gains (Losses)

Net realized gains on investments		19

Increase in net assets resulting from operations		$13,114

10 See financial notes

 Schwab Money Market Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/12-12/31/12			1/1/11-12/31/11
Net investment income		$13,095	$14,368
Net realized gains (losses)	+	19	(39)

Increase in net assets from operations		13,114	14,329

Distributions to Shareholders

Distributions from net investment income		($13,095)	($14,368)

Transactions in Fund Shares*

Shares sold		94,568,109	128,738,180
Shares reinvested		13,098	14,391
Shares redeemed	+	(122,484,123)	(133,267,372)

Net transactions in fund shares		(27,902,916)	(4,514,801)

Net Assets

Beginning of period		144,241,530	148,756,370
Total decrease	+	(27,902,897)	(4,514,840)

End of period		$116,338,633	$144,241,530

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 11

 Schwab Money Market Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab Money Market Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2012, 92% of the fund’s shares were held through two insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

12

 Schwab Money Market Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The levels associated with valuing the fund’s investments as of December 31, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable

 13

 Schwab Money Market Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions are paid out to the insurance company separate accounts once a month. The fund declares distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

(k) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the fund’s financial statement disclosures.

3. Risk Factors:

Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

14

 Schwab Money Market Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Counter-Party Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a fund investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a fund investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a fund investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single fund investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to shares of the fund itself.

Credit Enhancement and Liquidity Support Risk. The fund may invest in securities with credit and/or liquidity supports provided by a bank, bond insurance provider, or other financial institution. Adverse developments affecting a particular credit or liquidity support provider, or more generally, banks and financial institutions, could therefore have a negative effect on the value of the fund’s holdings. To the extent that a portion of the fund’s underlying investments are supported by the same bank or financial institution, these risks may be increased.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

 15

 Schwab Money Market Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the fund.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of these and other principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement (“expense limitation”) with the fund to limit the total annual fund operating expenses, excluding interest, taxes, and certain non-routine expenses to 0.50% through April 29, 2014, which may only be amended or terminated with the approval of the Board.

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of December 31, 2012, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2013	December 31, 2014	December 31, 2015	Total

Schwab Money Market Portfolio	$426,637	$495,734	$464,329	$1,386,700

As of December 31, 2012, the fund had recoupable expenses expire in the amount of $267,054.

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2012, the fund had no direct security transactions with other Schwab Funds.

16

 Schwab Money Market Portfolio

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

As of December 31, 2012, the fund had no distributable earnings on a tax basis.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2012, the fund had capital loss carryforwards of $1,060 available to offset future net capital gains before the expiration date of December 31, 2018 and $20 with no expiration*.

* As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Act”), capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which increases the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2012, the fund had no capital losses deferred and had $19 capital losses utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$13,095

Prior period distributions
Ordinary income	$14,368

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

 17

 Schwab Money Market Portfolio

Financial Notes (continued)

7. Federal Income Taxes (continued):

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2012, no such reclassifications were required.

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the fund did not incur any interest or penalties.

8. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

18

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 15, 2013

 19

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 94 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	77	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	77	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

20

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	94	None

 21

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab. In addition to their employment with Schwab, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

22

Schwab MarketTrack Growth Portfolio IItm

Annual report dated December 31, 2012

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Investment Environment

During the 12 months ended December 31, 2012, major stock market indices generated returns that ranged from roughly 15% to 19%, while bond returns were comparatively modest, and money market securities helped to preserve capital.

International stocks narrowly outperformed U.S. stocks, while both provided very strong performances. Concerns that the euro zone’s sovereign debt crisis might spread weighed on international stocks in the second quarter, but stocks soon recovered as European leaders and the European Central Bank set policies in place in an effort to stabilize debt markets, ensure sufficient market liquidity, and support the euro. With investor comfort regarding developments in the region rising as the year progressed, the MSCI EAFE Index returned 17.9%.

Low interest rates provided a favorable backdrop for U.S. stocks. In light of the sluggish U.S. economy, the Federal Reserve kept short-term interest rates at 0% to 0.25% and maintained large-scale asset purchase programs designed to hold down long-term interest rates. In spite of the generally favorable environment, stocks stumbled in the fourth quarter, hampered by worries over the November elections and pending fiscal cliff—potential spending cuts and tax increases in 2013. However, bolstered by gains earlier in the year, the S&P 500 Index returned 16.0% for 2012.

U.S. fixed-income securities outperformed international bonds. Economic growth around the globe was lackluster, prompting many central banks to favor low interest rate policies aimed at improving their country’s or region’s economic prospects. Within the U.S., bonds with lower credit ratings and longer maturities generally performed best. The Barclays U.S. Aggregate Bond Index returned 4.2%, and the Citigroup Non-U.S. Dollar World Government Bond Index returned 1.5%.

Money market securities faced another year of low yields that reflected the Fed’s stance on interest rates, while continuing to serve their primary purpose of preserving capital.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

16.00%	S&P 500® Index: measures U.S. large-cap stocks

16.35%	Russell 2000® Index: measures U.S. small-cap stocks

17.90%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.21%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.08%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab MarketTrack Growth Portfolio II 1

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. She was appointed portfolio manager in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

2 Schwab MarketTrack Growth Portfolio II

Schwab MarketTrack Growth Portfolio II

The Schwab MarketTrack Growth Portfolio II (the portfolio) seeks high capital growth with less volatility than an all-stock portfolio. The portfolio primarily invests in a fund-of-funds structure that involves holding equity, fixed-income, and money market funds selected from within the Schwab Funds and Laudus Funds complex, but it may buy individual securities to accomplish its objective. The portfolio seeks to remain close to the target allocations of 80% equity, 15% fixed income, and 5% cash or cash equivalents (including money market funds), with the equity allocation further diversified into large-cap, small-cap, and international equities. The portfolio uses the internally calculated Growth Composite Index (the composite index) as a performance gauge.

For the 12 months ended December 31, 2012, the portfolio returned 13.46%, while the composite index returned 14.00%. Unlike the portfolio’s return, the composite index’s return does not include operational and transactional costs.

Market Highlights. Despite continued anxiety over anemic worldwide and U.S. growth, ongoing concerns over European debt, a contentious election season, and tax uncertainties in the U.S., most stock markets posted double-digit gains in 2012. U.S. large-cap equities, as measured by the S&P 500 Index, returned 16.00% over the 12-month period. U.S. small-cap stocks fared slightly better, with the Russell 2000 Index returning 16.35%. International stocks, represented by the MSCI EAFE Index, returned 17.90%, while the MSCI Emerging Markets Index returned 18.63%. International real estate was particularly strong, up 38.57%. With the Federal Reserve reaffirming its commitment to keep interest rates low, returns on bonds were modest. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned 4.21%. Inflation remained in check, and Treasury Inflation-Protected Securities (TIPS), as measured by the Barclays U.S. TIPS Index, returned 6.98%. Yields continued to slide, with Treasury yields falling to their lowest levels in history. As of year-end, the yield on the bellwether 10-year Treasury note stood at 1.76%.

Positioning and Strategies. The portfolio’s allocations were broadly in line with those of the composite index.

The portfolio’s equity and fixed-income exposures all generated positive returns for the report period, although two of the portfolio’s U.S. equity positions and all of its fixed-income positions underperformed their respective components of the comparative index, detracting from relative performance.

As an asset class, U.S. equity was the strongest contributor to total return. All three of the portfolio’s positions contributed strongly to absolute performance, but two underperformed the composite index’s U.S. equity component, the Dow Jones U.S. Total Stock Market Index, which returned 16.38%. The Schwab Small Cap Index Fund, which returned 16.45%, contributed positively to both absolute and relative performance. The portfolio’s largest U.S. equity position, the Schwab S&P 500 Index Fund, returned 15.91%; although it was the portfolio’s top-contributing position to total return, its underperformance of its benchmark detracted from the portfolio’s relative performance. The Schwab 1000 Index Fund, which returned 15.77%, contributed to total return but also detracted from the portfolio’s relative performance.

The portfolio’s international equity exposure also contributed positively, both to absolute and relative performance. Its position in the Schwab International Index Fund, which returned 18.93%, outperformed the composite index’s international equity component, the MSCI EAFE Index (Net), which returned 17.32% for the report period.

On the fixed-income side, although the portfolio’s position in the Schwab Total Bond Market Fund generated a positive return of 3.80%, contributing to the portfolio’s total return, it underperformed the composite index’s fixed-income component, the Barclays U.S. Aggregate Bond Index, which returned 4.21%.

As of 12/31/12:

 Statistics

Number of Holdings	8
Portfolio Turnover Rate[1]	8%

 Asset Class Weightings % of Investments2

Equity Funds – Large-Cap	40.1%
Equity Funds – International	20.4%
Equity Funds – Small-Cap	20.2%
Fixed-Income Funds – Intermediate-Term Bond	14.3%
Short-Term Investments	3.0%
Money Market Funds	2.0%
Total	100.0%

 Top Holdings % of Net Assets3,4

Schwab S&P 500 Index Fund	30.1%
Schwab International Index Fund	20.3%
Schwab Small-Cap Index Fund	20.2%
Schwab Total Bond Market Fund	14.3%
Schwab 1000 Index Fund	10.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares	1.9%
Total	96.8%

Management views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset classes.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.
[2]	The portfolio intends to primarily invest in affiliated exchange traded funds (ETFs), the Schwab ETFs, and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio may also invest directly in equity or fixed income securities, futures and money market investments to achieve its investment objectives.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab MarketTrack Growth Portfolio II 3

 Schwab MarketTrack Growth Portfolio IItm

Performance and Fund Facts as of 12/31/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

December 31, 2002 – December 31, 2012
Performance of Hypothetical
$10,000 Investment2,3

 Average Annual Total Returns1,2

Portfolio and inception Date	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Growth Portfolio IItm (11/01/96)	13.46%	1.67%	7.06%
Growth Composite Index[3]	14.00%	1.88%	7.54%
S&P 500® Index	16.00%	1.66%	7.10%
Barclays U.S. Aggregate Bond Index	4.21%	5.95%	5.18%
Fund Category: Morningstar Aggressive Allocation Blend	13.79%	1.15%	6.96%

Portfolio Expense Ratios4: Net 0.68%; Gross 0.98%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	The Growth Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index, 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.18%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/14. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

4 Schwab MarketTrack Growth Portfolio II

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2012 and held through December 31, 2012.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/12	at 12/31/12	7/1/12–12/31/12

Schwab MarketTrack Growth Portfolio IItm
Actual Return	0.50%	$1,000	$1,066.50	$2.60
Hypothetical 5% Return	0.50%	$1,000	$1,022.62	$2.54

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

Schwab MarketTrack Growth Portfolio II 5

Schwab MarketTrack Growth Portfolio II™

Financial Statements

Financial Highlights

	1/1/12–	1/1/11–	1/1/10–	1/1/09–	1/1/08–
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	14.50	14.89	13.40	11.09	17.76

Income (loss) from investment operations:
Net investment income (loss)	0.29 [1]	0.27 [1]	0.20 [1]	0.25	0.36
Net realized and unrealized gains (losses)	1.64	(0.40)	1.62	2.41	(5.95)

Total from investment operations	1.93	(0.13)	1.82	2.66	(5.59)
Less distributions:
Distributions from net investment income	(0.39)	(0.26)	(0.33)	(0.35)	(0.41)
Distributions from net realized gains	—	—	—	—	(0.67)

Total distributions	(0.39)	(0.26)	(0.33)	(0.35)	(1.08)

Net asset value at end of period	16.04	14.50	14.89	13.40	11.09

Total return (%)	13.46	(1.01)	13.62	24.02	(31.35)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.83	0.80	0.77	0.77	0.73
Net investment income (loss)	1.85	1.78	1.41	2.03	2.23
Portfolio turnover rate	8	20	22	12	14
Net assets, end of period ($ x 1,000,000)	28	28	29	36	30

1 Calculated based on the average shares outstanding during the period.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.

6 See financial notes

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings as of December 31, 2012

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	21,506,749	26,749,934
3.0%	Short-Term Investments	823,919	823,919

99.8%	Total Investments	22,330,668	27,573,853
0.2%	Other Assets and Liabilities, Net		64,819

100.0%	Net Assets		27,638,672

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 80.6%

International 20.3%
Schwab International Index Fund (a)	334,970	5,620,804

Large-Cap 40.1%
Schwab 1000 Index Fund (a)	71,784	2,760,805
Schwab S&P 500 Index Fund (a)	374,409	8,308,130

		11,068,935

Small-Cap 20.2%
Schwab Small-Cap Index Fund (a)	264,427	5,582,046

		22,271,785

Fixed-Income Fund 14.3%

Intermediate-Term Bond 14.3%
Schwab Total Bond Market Fund (a)	406,453	3,942,593

Money Market Fund 1.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	535,556	535,556

Total Other Investment Companies
(Cost $21,506,749)		26,749,934

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.0% of net assets

Time Deposits 3.0%
Brown Brothers Harriman
0.03%, 01/02/13	8,843	8,843
Citibank
0.03%,01/02/13	815,076	815,076

Total Short-Term Investments
(Cost $823,919)		823,919

End of Investments.

At 12/31/12, the tax basis cost of the fund’s investments was $23,067,504 and the unrealized appreciation and depreciation were $4,506,349 and ($0) respectively, with a net unrealized appreciation of $4,506,349.

(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$26,749,934	$—	$—	$26,749,934
Short-Term Investments[1]	—	823,919	—	823,919

Total	$26,749,934	$823,919	$—	$27,573,853

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2012.

See financial notes 7

 Schwab MarketTrack Growth Portfolio II

Statement of
Assets and Liabilities
As of December 31, 2012

Assets

Investments in affiliated underlying funds, at value (cost $21,506,749)		$26,749,934
Investments in unaffiliated issuers, (cost $823,919)	+	823,919

Total investments, at value (cost $22,330,668)		27,573,853
Receivables:
Fund shares sold		145,672
Dividends		7,595
Interest		1
Prepaid expenses	+	354

Total assets		27,727,475

Liabilities

Payables:
Investments bought		7,851
Investment adviser and administrator fees		195
Fund shares redeemed		36,505
Accrued expenses	+	44,252

Total liabilities		88,803

Net Assets

Total assets		27,727,475
Total liabilities	−	88,803

Net assets		$27,638,672

Net Assets by Source
Capital received from investors		22,355,625
Net investment income not yet distributed		515,453
Net realized capital losses		(475,591)
Net unrealized capital gains		5,243,185

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$27,638,672		1,723,156		$16.04

8 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statement of
Operations
For January 1, 2012 through December 31, 2012

Investment Income

Dividends received from affiliated underlying funds		$654,915
Interest	+	252

Total investment income		655,167

Expenses

Investment adviser and administrator fees		122,882
Professional fees		39,353
Shareholder reports		26,874
Portfolio accounting fees		15,574
Trustees’ fees		11,744
Transfer agent fees		10,483
Custodian fees		3,199
Other expenses	+	899

Total expenses		231,008
Expense reduction by CSIM	−	91,369

Net expenses	−	139,639

Net investment income		515,528

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		237,559
Net realized gains on sales of affiliated underlying funds		258,523
Net realized gains on unaffiliated investments	+	391

Net realized gains		496,473
Net unrealized gains on affiliated underlying funds	+	2,510,715

Net realized and unrealized gains		3,007,188

Increase in net assets resulting from operations		$3,522,716

See financial notes 9

 Schwab MarketTrack Growth Portfolio II

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/12-12/31/12			1/1/11-12/31/11
Net investment income		$515,528	$521,094
Net realized gains		496,473	432,590
Net unrealized gains (losses)	+	2,510,715	(1,308,134)

Increase (Decrease) in net assets from operations		3,522,716	(354,450)

Distributions to Shareholders

Distributions from net investment income		($685,811)	($503,156)

Transactions in Fund Shares

		1/1/12-12/31/12		1/1/11-12/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		149,314	$2,311,915	203,309	$3,088,848
Shares reinvested		45,599	685,811	32,609	503,155
Shares redeemed	+	(390,683)	(6,020,119)	(282,701)	(4,178,384)

Net transactions in fund shares		(195,770)	($3,022,393)	(46,783)	($586,381)

Shares Outstanding and Net Assets

		1/1/12-12/31/12		1/1/11-12/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,918,926	$27,824,160	1,965,709	$29,268,147
Total decrease	+	(195,770)	(185,488)	(46,783)	(1,443,987)

End of period		1,723,156	$27,638,672	1,918,926	$27,824,160

Net investment income not yet distributed			$515,453		$685,736

10 See financial notes

 Schwab MarketTrack Growth Portfolio II

Financial Notes

1. Business Structure of the Fund:

Schwab MarketTrack Growth Portfolio II (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is primarily a “fund of funds” as it invests a major portion of its assets in a combination of other Schwab Funds (underlying funds) to achieve its investment objectives and maintain its asset allocation. The fund may also invest directly in equity or fixed income securities, cash equivalents and futures to achieve its investment objectives. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”) which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2012, 97% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

 11

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

2. Significant Accounting Policies (continued):

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2012 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

12

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

(i) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the fund’s financial statement disclosures.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing

 13

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

3. Risk Factors (continued):

in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Concentration Risk. To the extent that an underlying fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Investment Style Risk. The underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Tracking Error Risk. As an index fund, each underlying funds seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Large-Cap Risk. Many of the risks of the underlying funds are associated with their investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a fund would be adversely affected.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose

14

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

3. Risk Factors (continued):

more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the fund’s prospectus for a more complete description of these and other principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $500 million	0.44%
Over $500 million	0.39%

CSIM and its affiliates have made an additional agreement (“expense limitation”) with the fund to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses, to 0.50% for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of December 31, 2012, the percentages of shares of other related funds owned by the MarketTrack Growth Portfolio II are:

Schwab International Index Fund	0.4%
Schwab 1000 Index Fund	0.1%
Schwab S&P 500 Index Fund	0.1%
Schwab Small-Cap Index Fund	0.3%
Schwab Total Bond Market Fund	0.4%
Schwab Value Advantage Money Fund, Institutional Prime Shares	0.0%	*

*	Less than 0.1%.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2012.

 15

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

						Realized	Distribution
	Balance of			Balance of	Market	Gain (Loss)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	1/1/12 to	1/1/12 to
Underlying Funds	at 12/31/11	Additions	Sales	at 12/31/12	12/31/12	12/31/12	12/31/12

Schwab International Index Fund	381,058	25,716	(71,804)	334,970	$5,620,804	$31,139	$189,650
Schwab 1000 Index Fund	79,694	7,039	(14,949)	71,784	2,760,805	32,738	166,620
Schwab S&P 500 Index Fund	428,109	20,319	(74,019)	374,409	8,308,130	66,654	179,762
Schwab Small-Cap Index Fund	292,103	19,874	(47,550)	264,427	5,582,046	121,524	250,807
Schwab Total Bond Market Fund	435,192	47,411	(76,150)	406,453	3,942,593	6,468	105,344
Schwab Value Advantage Money Fund, Institutional Prime Shares	1,085,227	250,329	(800,000)	535,556	535,556	—	291

Total					$26,749,934	$258,523	$892,474

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2012, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended December 31, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$2,234,456	$5,829,500

16

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

8. Federal Income Taxes:

As of December 31, 2012, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$515,453
Undistributed long-term capital gains	261,245
Unrealized appreciation on investments	4,506,349
Other unrealized appreciation/(depreciation)	—

Net unrealized appreciation/(depreciation)	$4,506,349

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2012, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2012, the fund had no capital losses deferred and had $226,528 capital losses utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$685,811
Long-term capital gains	—
Return of capital	—

Prior period distributions
Ordinary income	$503,156
Long-term capital gains	—
Return of capital	—

Distributions paid to participating insurance company’s separate account are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to wash sales and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming participating insurance company’s separate accounts as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2012, the fund made the following reclassifications:

Capital shares	($5)
Net realized capital gains/(losses)	5

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the fund did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab MarketTrack Growth Portfolio II

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack Growth Portfolio II (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at December 31, 2012 by correspondence with the custodian and transfer agent of the underlying funds, respectively, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 15, 2013

18

Other Federal Tax Information (unaudited)

For corporate shareholders, 39.37% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2012, qualify under Internal Revenue code section 854(b)(1)(A) for the corporate dividends received deduction.

 19

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 94 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	77	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	77	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

20

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	94	None

 21

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab. In addition to their employment with Schwab, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

22

Schwab VIT Balanced Portfolio

Annual report dated December 31, 2012

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Investment Environment

During the 12 months ended December 31, 2012, major stock market indices generated returns that ranged from roughly 15% to 19%, while bond returns were comparatively modest, and money market securities helped to preserve capital.

International stocks narrowly outperformed U.S. stocks, while both provided very strong performances. Concerns that the euro zone’s sovereign debt crisis might spread weighed on international stocks in the second quarter, but stocks soon recovered as European leaders and the European Central Bank set policies in place in an effort to stabilize debt markets, ensure sufficient market liquidity, and support the euro. With investor comfort regarding developments in the region rising as the year progressed, the MSCI EAFE Index returned 17.9%.

Low interest rates provided a favorable backdrop for U.S. stocks. In light of the sluggish U.S. economy, the Federal Reserve kept short-term interest rates at 0% to 0.25% and maintained large-scale asset purchase programs designed to hold down long-term interest rates. In spite of the generally favorable environment, stocks stumbled in the fourth quarter, hampered by worries over the November elections and pending fiscal cliff—potential spending cuts and tax increases in 2013. However, bolstered by gains earlier in the year, the S&P 500 Index returned 16.0% for 2012.

U.S. fixed-income securities outperformed international bonds. Economic growth around the globe was lackluster, prompting many central banks to favor low interest rate policies aimed at improving their country’s or region’s economic prospects. Within the U.S., bonds with lower credit ratings and longer maturities generally performed best. The Barclays U.S. Aggregate Bond Index returned 4.2%, and the Citigroup Non-U.S. Dollar World Government Bond Index returned 1.5%.

Money market securities faced another year of low yields that reflected the Fed’s stance on interest rates, while continuing to serve their primary purpose of preserving capital.

 Asset Class Performance Comparison % returns during the 12 months ended 12/31/12

This graph compares the performance of various asset classes. Final performance figures for the period are in the key below.

16.00%	S&P 500® Index: measures U.S. large-cap stocks

16.35%	Russell 2000® Index: measures U.S. small-cap stocks

17.90%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.21%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.08%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Schwab VIT Balanced Portfolio

The Schwab VIT Balanced Portfolio (the portfolio) seeks to provide long-term capital appreciation and income. To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed-income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.

The portfolio is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in exchange traded funds (ETFs) from Schwab, as well as unaffiliated ETFs; it may also invest in Schwab and Laudus Funds and unaffiliated third-party mutual funds. The portfolio uses the internally calculated VIT Balanced Composite Index (the composite index) as a performance gauge. The composite index is comprised of 44% equity, 38% fixed income, 15% cash, and 3% commodities.

The portfolio was launched on July 25, 2012. From its inception through December 31, 2012, the portfolio returned 5.00%, while the composite index returned 5.26%.

Market Highlights. Despite continued anxiety over anemic worldwide and U.S. growth, ongoing concerns over European debt, a contentious U.S. election season, and domestic tax uncertainties in the U.S., most stock market indices posted strong gains for the report period from the portfolio’s inception on July 25, 2012, through year-end. International developed market stocks were the strongest performers, closely followed by emerging markets, with real estate in developed international markets particularly strong. Globally, commodities were weak, losing ground for the report period. U.S. small-cap equities outperformed large-caps. Returns on bonds were modest. The yield on the 10-year Treasury note hit its historic low near the portfolio’s inception date, rising slightly to end the year at 1.76%.

Positioning and Strategies. The portfolio’s allocations were broadly in line with those of the composite index.

During the report period, the portfolio’s equity exposures were significant contributors to total return, across both U.S. and international equities. The portfolio’s three international equity holdings—the Schwab International Equity ETF, the Schwab International Small-Cap Equity ETF, and the Schwab Emerging Markets Equity ETF—all posted double-digit gains. U.S. equity positions also boosted the portfolio’s total return. Fixed-income holdings contributed, although to a lesser degree than equity positions. The portfolio’s position in the Credit Suisse Commodity Return Strategy Fund, Institutional Shares, was a small detractor from total return.

As of 12/31/12:

 Statistics

Number of Holdings	18
Portfolio Turnover Rate[1]	1%

 Asset Class Weightings % of Investments2

Stocks – U.S.	19.7%
Stocks – International	18.1%
Real Assets	8.8%
Fixed Income	36.6%
Money Market Fund	12.3%
Short-Term Investments	4.5%
Total	100.0%

 Top Holdings % of Net Assets3,4

Schwab U.S. Large-Cap ETF	15.0%
iShares Barclays MBS Bond Fund	12.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares	12.5%
Schwab Intermediate-Term U.S. Treasury ETF	11.6%
Schwab International Equity ETF	11.3%
Schwab U.S. REIT ETF	6.1%
ishares Barclays Credit Bond Fund	5.9%
Schwab Emerging Markets Equity ETF	5.2%
Schwab U.S. Small-Cap ETF	4.1%
Credit Suisse Commodity Return Strategy Fund, Class I	2.9%
Total	87.4%

Management views and portfolio holdings may have changed since the report date.

[1]	Not annualized.
[2]	The portfolio intends to primarily invest in affiliated exchange traded funds (ETFs), the Schwab ETFs, and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio may also invest directly in equity or fixed income securities, futures and money market investments to achieve its investment objectives.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab VIT Balanced Portfolio 3

 Schwab VIT Balanced Portfolio

Performance and Fund Facts as of 12/31/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

July 25, 2012 – December 31, 2012
Performance of Hypothetical
$10,000 Investment2,3

 Average Annual Total Returns1,2

Portfolio and inception Date	Since Inception

Portfolio: Schwab VIT Balanced Portfolio (07/25/12)	5.00%
VIT Balanced Composite Index[3]	5.26%
Barclays U.S. Aggregate Bond Index	0.33%
Fund Category: Morningstar Conservative Allocation Blend	4.53%

Portfolio Expense Ratios4: Net 0.80%; Gross 1.00%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	The VIT Balanced Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 15% Dow Jones U.S. Large Cap Total Stock Market Index, 4% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 11% FTSE Developed ex-US Index (Net), 2% FTSE Developed Small Cap ex-US Liquid Index (Net), 5% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 3% Dow Jones UBS Commodity Index Total Return, 2% Barclays U.S. TIPS Index, 12% Barclays 3-10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Aggregate: Agencies Index, 6% Barclays U.S. Credit Index, 13% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 2% Barclays Global Treasury ex-U.S. [Capped] Index, 1% Barclays High Yield Bond Very Liquid Index, 15% Barclays U.S. Treasury Bills: 1-3 Month Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.22%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

4 Schwab VIT Balanced Portfolio

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period since commencement of operations on July 25, 2012 and held through December 31, 2012.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/25/12	at 12/31/12	7/25/12–12/31/12

Schwab VIT Balanced Portfolio
Actual Return	0.58%	$1,000	$1,050.00	$2.60
Hypothetical 5% Return	0.58%	$1,000	$1,019.32	$2.56

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 160 days of the period (from commencement of operations on 7/25/12 through 12/31/12), and divided by 366 days of the fiscal year.

Schwab VIT Balanced Portfolio 5

Schwab VIT Balanced Portfolio™

Financial Statements

Financial Highlights

	7/25/12[1]–
	12/31/12

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08
Net realized and unrealized gains (losses)	0.42

Total from investment operations	0.50

Net asset value at end of period	10.50

Total return (%)	5.00	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.58	[4]
Gross operating expenses[3]	10.58	[4]
Net investment income (loss)	3.94	[4]
Portfolio turnover rate	1	[2]
Net assets, end of period ($ x 1,000,000)	2

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

6 See financial notes

 Schwab VIT Balanced Portfolio

Portfolio Holdings as of December 31, 2012

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

97.3%		Other Investment Companies	2,335,421	2,354,789
4.5%		Short-Term Investments	109,909	109,909

101.8%		Total Investments	2,445,330	2,464,698
(1	.8)%	Other Assets and Liabilities, Net		(43,970)

100.0%		Net Assets		2,420,728

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.3% of net assets

U.S. Stocks 20.1%

Large-Cap 15.0%
Schwab U.S. Large-Cap ETF (a)	10,712	363,030

Micro-Cap 1.0%
iShares Russell Microcap Index Fund	465	24,296

Small-Cap 4.1%
Schwab U.S. Small-Cap ETF (a)	2,592	98,807

		486,133

International Stocks 18.5%

Developed-Market Large-Cap 11.3%
Schwab International Equity ETF (a)	10,052	272,409

Developed-Market Small-Cap 2.0%
Schwab International Small-Cap Equity ETF (a)	1,830	49,502

Emerging-Market 5.2%
Schwab Emerging Markets Equity ETF (a)	4,748	125,300

		447,211

Real Assets 9.0%

Commodity 2.9%
Credit Suisse Commodity Return Strategy Fund, Class I *	8,659	69,529

Real Estate 6.1%
Schwab U.S. REIT ETF (a)	4,823	147,777

		217,306

Fixed Income 37.2%

Agency Bond 2.0%
iShares Barclays Agency Bond Fund	421	47,729

Corporate Bond 5.9%
iShares Barclays Credit Bond Fund	1,265	143,147

High Yield Bond 1.0%
SPDR Barclays High Yield Bond ETF	592	24,094

Inflation-Protected Bond 1.9%
Schwab U.S. TIPs ETF (a)	816	47,573

International Developed-Market Bond 2.0%
SPDR Barclays International Treasury Bond ETF	782	47,718

Mortgage-Backed Bond 12.8%
iShares Barclays MBS Bond Fund	2,875	310,500

Treasury Bond 11.6%
Schwab Intermediate-Term U.S. Treasury ETF (a)	5,203	281,378

		902,139

Money Market Fund 12.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	302,000	302,000

Total Other Investment Companies
(Cost $2,335,421)		2,354,789

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.5% of net assets

Time Deposits 4.5%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 01/02/13	37,707	37,707
Citibank
0.03%, 01/02/13	72,202	72,202

Total Short-Term Investments
(Cost $109,909)		109,909

End of Investments.

At 12/31/12, the tax basis cost of the fund’s investments was $2,445,389 and the unrealized appreciation and depreciation were $25,423 and ($6,114) respectively, with a net unrealized appreciation of $19,309.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts

See financial notes 7

 Schwab VIT Balanced Portfolio

Portfolio Holdings continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$2,354,789	$—	$—	$2,354,789
Short-Term Investments[1]	—	109,909	—	109,909

Total	$2,354,789	$109,909	$—	$2,464,698

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2012.

8 See financial notes

 Schwab VIT Balanced Portfolio

Statement of
Assets and Liabilities
As of December 31, 2012

Assets

Investments in affiliated underlying funds, at value (cost $1,663,733)		$1,687,776
Investments in unaffiliated issuers, at value (cost $781,597)	+	776,922

Total investments, at value (cost $2,445,330)		2,464,698
Receivables:
Due from investment adviser		5,044
Dividends		1,266
Prepaid expenses	+	1

Total assets		2,471,009

Liabilities

Payables:
Investments bought		18,202
Fund shares redeemed		106
Accrued expenses	+	31,973

Total liabilities		50,281

Net Assets

Total assets		2,471,009
Total liabilities	−	50,281

Net assets		$2,420,728

Net Assets by Source
Capital received from investors		2,382,902
Net investment income not yet distributed		18,547
Net realized capital losses		(89)
Net unrealized capital gains		19,368

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,420,728		230,589		$10.50

See financial notes 9

 Schwab VIT Balanced Portfolio

Statement of
Operations
For the period July 25, 2012* through December 31, 2012

Investment Income

Dividends received from affiliated underlying funds		$17,678
Dividends received from unaffiliated underlying funds		3,562
Interest	+	38

Total investment income		21,278

Expenses

Investment adviser and administrator fees		2,119
Professional fees		19,577
Shareholder reports		18,161
Transfer agent fees		6,391
Trustees’ fees		1,344
Portfolio accounting fees		1,109
Custodian fees	+	1,023

Total expenses		49,724
Expense reduction by CSIM	−	46,993

Net expenses	−	2,731

Net investment income		18,547

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(8)
Net realized losses on sales of unaffiliated underlying funds	+	(81)

Net realized losses		(89)
Net unrealized gains on affiliated underlying funds		24,041
Net unrealized losses on unaffiliated underlying funds	+	(4,673)

Net unrealized gains	+	19,368

Net realized and unrealized gains		19,279

Increase in net assets resulting from operations		$37,826

*	Commencement of operations.

10 See financial notes

 Schwab VIT Balanced Portfolio

Statement of
Changes in Net Assets
For the current period only.

Operations

7/25/12*-12/31/12
Net investment income		$18,547
Net realized losses		(89)
Net unrealized gains	+	19,368

Increase in net assets from operations		$37,826

Transactions in Fund Shares

		7/25/12*-12/31/12
		SHARES	VALUE
Shares sold		231,403	$2,391,357
Shares redeemed	+	(814)	(8,455)

Net transactions in fund shares		230,589	$2,382,902

Shares Outstanding and Net Assets

		7/25/12*-12/31/12
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	230,589	2,420,728

End of period		230,589	$2,420,728

Net investment income not yet distributed			$18,547

*	Commencement of operations.

See financial notes 11

 Schwab VIT Balanced Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab VIT Balanced Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated exchange traded funds (ETFs), the Schwab ETFs, and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, futures and money market investments to achieve its investment objectives. The fund bears its share of the allocable expenses of the underlying funds in which it invests.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”) which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2012, 82% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ

12

 Schwab VIT Balanced Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in underlying mutual funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2012 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on

 13

 Schwab VIT Balanced Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

(i) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the fund’s financial statement disclosures.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

14

 Schwab VIT Balanced Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

ETFs Risk. Lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund’s investment allocation in the underlying funds and the underlying funds’ allocation.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Emerging Market Risk. An underlying fund’s investments in securities of emerging markets may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund is subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar.

•	Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

•	Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

 15

 Schwab VIT Balanced Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

•	Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.

•	Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.

•	U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

•	Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

•	Real Estate Investment Trust (REIT) Risk. An underlying fund in which the portfolio may invest in REITs. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.

•	Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. In addition, new

16

 Schwab VIT Balanced Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

regulations may impact an underlying fund’s strategy to invest in commodity-linked investments or increase the costs associated with such investments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

•	Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Mortgage-Backed Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities.

•	Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Concentration Risk. To the extent that an underlying fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Direct Investment Risk. The fund may invest directly in individual securities or derivatives instruments, principally futures contracts to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security and instruments.

Please refer to the fund’s prospectus for a more complete description of these and other principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.45% of the fund’s average daily net assets.

 17

 Schwab VIT Balanced Portfolio

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

CSIM and its affiliates have made an additional agreement (“expense limitation”) with the fund to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses, to 0.58% for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of December 31, 2012, the percentages of shares of other related funds owned by the VIT Balanced Portfolio are less than 1%.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2012.

						Realized	Distribution
	Balance of			Balance of	Market	Gain (Loss)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	07/25/12(a) to	07/25/12(a) to
Underlying Funds	at 7/25/12(a)	Additions	Sales	at 12/31/12	12/31/12	12/31/12	12/31/12

Schwab U.S. Large-Cap ETF	—	10,712	—	10,712	$363,030	$—	$2,998
Schwab U.S. Small-Cap ETF	—	2,592	—	2,592	98,807	—	963
Schwab International Equity ETF	—	10,131	(79)	10,052	272,409	34	7,276
Schwab International Small-Cap Equity ETF	—	1,830	—	1,830	49,502	—	1,483
Schwab Emerging Markets Equity ETF	—	4,787	(39)	4,748	125,300	7	2,645
Schwab U.S. REIT ETF	—	4,823	—	4,823	147,777	—	1,350
Schwab U.S. TIPS ETF	—	816	—	816	47,573	—	264
Schwab Intermediate-Term U.S. Treasury ETF	—	5,296	(93)	5,203	281,378	(49)	639
Schwab Value Advantage Money Fund, Institutional Prime Shares	—	302,000	—	302,000	302,000	—	60

Total					$1,687,776	($8)	$17,678

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

(a) Commencement of operations.

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2012, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

18

 Schwab VIT Balanced Portfolio

Financial Notes (continued)

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended December 31, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$2,343,409	$7,981

8. Federal Income Taxes:

As of December 31, 2012, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$18,547
Undistributed long-term capital gains	—
Unrealized appreciation on investments	25,423
Unrealized depreciation on investments	(6,114)
Other unrealized appreciation/(depreciation)	—

Net unrealized appreciation/(depreciation)	$19,309

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of December 31, 2012, the fund had capital loss carryforwards available to offset future net capital gains before the expiration date as follows:

Expiration Date

No expiration*	$30

Total	$30

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Act”), capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which increases the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period December 31, 2012, the fund had no capital losses deferred and no capital losses utilized.

Distributions paid to participating insurance company’s separate account are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to wash sales and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming participating insurance company’s separate accounts as a distribution for tax purposes. As of December 31, 2012, the fund did not make any distributions.

 19

 Schwab VIT Balanced Portfolio

Financial Notes (continued)

8. Federal Income Taxes (continued):

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2012, no such reclassifications were required.

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the fund did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab VIT Balanced Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab VIT Balanced Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities and investments in the underlying funds at December 31, 2012 by correspondence with the custodian and transfer agent of the underlying funds, respectively, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 15, 2013

 21

Investment Advisory Agreement Approval

Initial Approval of Investment Advisory Agreement

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) called and held a meeting on February 28, 2012, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (“CSIM”) as investment adviser to the Schwab VIT Balanced Portfolio (the “Fund”) under the investment advisory agreement between Schwab Annuity Portfolios (the “Trust’’) and CSIM (the “Agreement”). In preparation for the meeting, the Board requested and reviewed a variety of materials provided by CSIM with respect to the services to be provided to the Fund under the Agreement. In recognition of the fact that the Fund had not yet commenced operations, the Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees. In addition, the Independent Trustees met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.

At the meeting on February 28, 2012, the Board, including a majority of the Independent Trustees, approved the Agreement with respect to the Fund. The Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:

1.	the nature, extent and quality of the services to be provided to the Fund under the Agreement, including the resources CSIM and its affiliates will dedicate to the Fund;

2.	CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;

3.	the Fund’s estimated expenses and how those expenses compare to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to management of other similar funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement relating to the Fund reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the Fund and the resources CSIM and its affiliates will dedicate to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that may be expected to benefit the Fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations that the nature, extent and quality of services to be provided by CSIM to the Fund and the resources CSIM and its affiliates will dedicate to the Fund supported approval of the Agreement with respect to the Fund.

Performance. With regard to Fund performance, since the Fund had not commenced operations and therefore did not have any performance of its own, the Board considered performance of other funds advised by CSIM having comparable investment objectives in determining whether to approve the Agreement with respect to the Fund. The Trustees also considered both risk and shareholder risk expectations for the Fund. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s estimated net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered CSIM and Schwab’s commitment to waive management and other fees to prevent total Fund expenses from exceeding a specified cap, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates directly or indirectly. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Fund.

22

Economies of Scale. Recognizing that the Fund had not yet commenced operations and had no assets, the Trustees considered the possible development of any economies of scale through various efficiencies that may result from increases in the Fund’s assets and whether those could be expected to be passed along to the Fund’s shareholders. The Board considered whether such economies of scale will be shared by way of Schwab’s previously negotiated commitment relating to implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds. The Trustees also considered contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund may be expected to obtain reasonable benefit from economies of scale if such economies develop.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement as it relates to the Fund and concluded that the compensation under the Agreement relating to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 23

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 94 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	77	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	77	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

24

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	94	None

 25

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab. In addition to their employment with Schwab, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

26

Glossary

Barclays 3 − 10 Year U.S. Treasury Bond Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.

Barclays Global Treasury ex-U.S. Index An index that tracks fixed-rate local currency non-U.S. government debt of investment grade countries with a remaining maturity of at least one year. The Capped version of the index uses custom weights.

Barclays High Yield Very Liquid Index An index that includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively, and have $600 million or more of outstanding face value.

Barclays U.S. Aggregate: Agencies Index An index that measures fixed rate securities issued by U.S. government agencies with at least one year to final maturity and $250 million par amount outstanding. The index is a sub-set of the Barclays US Aggregate: Government-Related Index.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

Barclays U.S. Mortgage-Backed Securities (MBS) Index: Agency Fixed Rate Index An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

Barclays U.S. Treasury Bills: 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones-UBS Commodity Index A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.

Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.

Dow Jones U.S. Select REIT Index A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).

Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the stocks ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.

FTSE Developed ex US Index An index that comprises large and mid cap stocks providing coverage of developed markets (23 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

FTSE Developed Small Cap ex-US Liquid Index An index that comprises small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million.

FTSE Emerging Index An index that is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

Russell Microcap Index An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

 27

Notes

Notes

Notes

Schwab VIT Balanced with Growth Portfolio

Annual report dated December 31, 2012

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Investment Environment

During the 12 months ended December 31, 2012, major stock market indices generated returns that ranged from roughly 15% to 19%, while bond returns were comparatively modest, and money market securities helped to preserve capital.

International stocks narrowly outperformed U.S. stocks, while both provided very strong performances. Concerns that the euro zone’s sovereign debt crisis might spread weighed on international stocks in the second quarter, but stocks soon recovered as European leaders and the European Central Bank set policies in place in an effort to stabilize debt markets, ensure sufficient market liquidity, and support the euro. With investor comfort regarding developments in the region rising as the year progressed, the MSCI EAFE Index returned 17.9%.

Low interest rates provided a favorable backdrop for U.S. stocks. In light of the sluggish U.S. economy, the Federal Reserve kept short-term interest rates at 0% to 0.25% and maintained large-scale asset purchase programs designed to hold down long-term interest rates. In spite of the generally favorable environment, stocks stumbled in the fourth quarter, hampered by worries over the November elections and pending fiscal cliff—potential spending cuts and tax increases in 2013. However, bolstered by gains earlier in the year, the S&P 500 Index returned 16.0% for 2012.

U.S. fixed-income securities outperformed international bonds. Economic growth around the globe was lackluster, prompting many central banks to favor low interest rate policies aimed at improving their country’s or region’s economic prospects. Within the U.S., bonds with lower credit ratings and longer maturities generally performed best. The Barclays U.S. Aggregate Bond Index returned 4.2%, and the Citigroup Non-U.S. Dollar World Government Bond Index returned 1.5%.

Money market securities faced another year of low yields that reflected the Fed’s stance on interest rates, while continuing to serve their primary purpose of preserving capital.

 Asset Class Performance Comparison % returns during the 12 months ended 12/31/12

This graph compares the performance of various asset classes. Final performance figures for the period are in the key below.

16.00%	S&P 500® Index: measures U.S. large-cap stocks

16.35%	Russell 2000® Index: measures U.S. small-cap stocks

17.90%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.21%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.08%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Schwab VIT Balanced with Growth Portfolio

The Schwab VIT Balanced with Growth Portfolio (the portfolio) seeks to provide long-term capital appreciation and income. To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed-income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.

The portfolio is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in exchange traded funds (ETFs) from Schwab, as well as unaffiliated ETFs; it may also invest in Schwab and Laudus Funds and unaffiliated third-party mutual funds. The portfolio uses the internally calculated VIT Balanced with Growth Composite Index (the composite index) as a performance gauge. The composite index is comprised of 61% equity, 30% fixed income, 5% cash, and 4% commodities.

The portfolio was launched on July 25, 2012. From its inception through December 31, 2012, the portfolio returned 7.10%, while the composite index returned 7.39%.

Market Highlights. Despite continued anxiety over anemic worldwide and U.S. growth, ongoing concerns over European debt, a contentious U.S. election season, and domestic tax uncertainties in the U.S., most stock markets posted strong gains for the report period from the portfolio’s inception on July 25, 2012, through year-end. International developed stocks were the strongest performers, closely followed by emerging markets, with real estate in developed international markets particularly strong. Globally, commodities were weak, losing ground for the report period. U.S. small-cap equities outperformed large-caps. Returns on bonds were modest. The yield on the 10-year Treasury note hit its historic low near the portfolio’s inception date, rising slightly to end the year at 1.76%.

Positioning and Strategies. The portfolio’s allocations were broadly in line with those of the composite index.

During the report period, the portfolio’s equity exposures were significant contributors to total return, across both U.S. and international equities. The portfolio’s three international equity holdings—the Schwab International Equity ETF, the Schwab International Small-Cap Equity ETF, and the Schwab Emerging Markets Equity ETF—all posted double-digit gains. U.S. equity positions also boosted the portfolio’s total return. Fixed-income holdings contributed, although to a lesser degree than equity positions. The portfolio’s position in the Credit Suisse Commodity Return Strategy Fund, Institutional Shares, was a small detractor from total return.

As of 12/31/12:

 Statistics

Number of Holdings	22
Portfolio Turnover Rate[1]	1%

 Asset Class Weightings % of Investments2

Stocks – U.S.	25.5%
Stocks – International	23.2%
Real Assets	8.7%
Fixed Income	25.7%
Money Market Fund	2.4%
Short-Term Investments	14.5%
Total	100.0%

 Top Holdings % of Net Assets3,4

Schwab U.S. Large-Cap ETF	21.9%
Schwab International Equity ETF	17.2%
iShares Barclays MBS Bond Fund	10.9%
Schwab Intermediate-Term U.S. Treasury ETF	8.5%
Schwab Emerging Markets Equity ETF	6.2%
Schwab U.S. Small-Cap ETF	6.1%
Schwab U.S. REIT ETF	6.0%
iShares Barclays Credit Bond Fund	3.9%
Credit Suisse Commodity Return Strategy Fund, Class I	3.8%
Schwab International Small-Cap Equity ETF	3.0%
Total	87.5%

Management views and portfolio holdings may have changed since the report date.

[1]	Not annualized.
[2]	The portfolio intends to primarily invest in affiliated exchange traded funds (ETFs), the Schwab ETFs, and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio may also invest directly in equity or fixed income securities, futures and money market investments to achieve its investment objectives.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab VIT Balanced with Growth Portfolio 3

 Schwab VIT Balanced with Growth Portfolio

Performance and Fund Facts as of 12/31/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

July 25, 2012 – December 31, 2012
Performance of Hypothetical
$10,000 Investment2,3

 Average Annual Total Returns1,2

Portfolio and inception Date	Since Inception

Portfolio: Schwab VIT Balanced with Growth Portfolio (07/25/12)	7.10%
VIT Balanced with Growth Composite Index[3]	7.39%
S&P 500® Index	7.70%
Barclays U.S. Aggregate Bond Index	0.33%
Fund Category: Morningstar Moderate Allocation Blend	7.03%

Portfolio Expense Ratios4: Net 0.80%; Gross 1.00%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	The VIT Balanced with Growth Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 22% Dow Jones U.S. Large Cap Total Stock Market Index, 6% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 17% FTSE Developed ex-US Index (Net), 3% FTSE Developed Small Cap ex-US Liquid Index (Net), 6% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index Total Return, 2% Barclays U.S. TIPS Index, 9% Barclays 3-10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Aggregate: Agencies Index, 4% Barclays U.S. Credit Index, 11% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 1% Barclays Global Treasury ex-U.S. [Capped] Index, 1% Barclays High Yield Bond Very Liquid Index, 5% Barclays U.S. Treasury Bill: 1-3 Month Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.22%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

4 Schwab VIT Balanced with Growth Portfolio

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period since commencement of operations on July 25, 2012 and held through December 31, 2012.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/25/12	at 12/31/12	7/25/12–12/31/12

Schwab VIT Balanced with Growth Portfolio
Actual Return	0.58%	$1,000	$1,071.00	$2.63
Hypothetical 5% Return	0.58%	$1,000	$1,019.32	$2.56

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 160 days of the period (from commencement of operations on 7/25/12 through 12/31/12), and divided by 366 days of the fiscal year.

Schwab VIT Balanced with Growth Portfolio 5

Schwab VIT Balanced with Growth Portfolio™

Financial Statements

Financial Highlights

	7/25/12[1]–
	12/31/12

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09
Net realized and unrealized gains (losses)	0.62

Total from investment operations	0.71

Net asset value at end of period	10.71

Total return (%)	7.10	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.58	[4]
Gross operating expenses[3]	16.10	[4]
Net investment income (loss)	4.80	[4]
Portfolio turnover rate	1	[2]
Net assets, end of period ($ x 1,000,000)	2

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

6 See financial notes

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings as of December 31, 2012

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

97.1%		Other Investment Companies	1,578,424	1,602,934
16.5%		Short-Term Investments	272,776	272,776

113.6%		Total Investments	1,851,200	1,875,710
(13	.6)%	Other Assets and Liabilities, Net		(225,196)

100.0%		Net Assets		1,650,514

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.1% of net assets

U.S. Stocks 29.0%

Large-Cap 21.9%
Schwab U.S. Large-Cap ETF (a)	10,667	361,505

Micro-Cap 1.0%
iShares Russell Microcap Index Fund	325	16,981

Small-Cap 6.1%
Schwab U.S. Small-Cap ETF (a)	2,635	100,446

		478,932

International Stocks 26.4%

Developed-Market Large-Cap 17.2%
Schwab International Equity ETF (a)	10,489	284,252

Developed-Market Small-Cap 3.0%
Schwab International Small-Cap Equity ETF (a)	1,839	49,745

Emerging-Market 6.2%
Schwab Emerging Markets Equity ETF (a)	3,866	102,024

		436,021

Real Assets 9.8%

Commodity 3.8%
Credit Suisse Commodity Return Strategy Fund, Class I *	7,860	63,118

Real Estate 6.0%
Schwab U.S. REIT ETF (a)	3,241	99,304

		162,422

Fixed Income 29.2%

Agency Bond 2.0%
iShares Barclays Agency Bond Fund	288	32,650

Corporate Bond 3.9%
iShares Barclays Credit Bond Fund	573	64,841

High Yield Bond 1.0%
SPDR Barclays High Yield Bond ETF	400	16,280

Inflation-Protected Bond 1.9%
Schwab U.S. TIPs ETF (a)	549	32,007

International Developed-Market Bond 1.0%
SPDR Barclays International Treasury Bond ETF	264	16,109

Mortgage-Backed Bond 10.9%
iShares Barclays MBS Bond Fund	1,657	178,956

Treasury Bond 8.5%
Schwab Intermediate-Term U.S. Treasury ETF (a)	2,602	140,716

		481,559

Money Market Fund 2.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	44,000	44,000

Total Other Investment Companies
(Cost $1,578,424)		1,602,934

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 16.5% of net assets

Time Deposits 16.5%
Bank of Montreal
0.03%,01/02/13	37,066	37,066
Bank of Nova Scotia
0.03%,01/02/13	47,142	47,142
Bank of Tokyo Mitsubishi
0.03%,01/02/13	47,142	47,142
Citibank
0.03%,01/02/13	47,142	47,142
Deutsche Bank AG
0.03%,01/02/13	47,142	47,142
DNB
0.03%,01/02/13	47,142	47,142

Total Short-Term Investments
(Cost $272,776)		272,776

End of Investments.

At 12/31/12, the tax basis cost of the fund’s investments was $1,851,224 and the unrealized appreciation and depreciation were $28,066 and ($3,580) respectively, with a net unrealized appreciation of $24,486.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 7

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings continued

REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$1,602,934	$—	$—	$1,602,934
Short-Term Investments[1]	—	272,776	—	272,776

Total	$1,602,934	$272,776	$—	$1,875,710

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2012.

8 See financial notes

 Schwab VIT Balanced with Growth Portfolio

Statement of
Assets and Liabilities
As of December 31, 2012

Assets

Investments in affiliated underlying funds, at value (cost $1,187,057)		$1,213,999
Investments in unaffiliated issuers, at value (cost $664,143)	+	661,711

Total investments, at value (cost $1,851,200)		1,875,710
Receivables:
Fund shares sold		64,680
Due from investment adviser		4,678
Dividends	+	1,262

Total assets		1,946,330

Liabilities

Payables:
Investments bought		263,936
Fund shares redeemed		64
Accrued expenses	+	31,816

Total liabilities		295,816

Net Assets

Total assets		1,946,330
Total liabilities	−	295,816

Net assets		$1,650,514

Net Assets by Source
Capital received from investors		1,611,442
Net investment income not yet distributed		14,263
Net realized capital gains		299
Net unrealized capital gains		24,510

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,650,514		154,052		$10.71

See financial notes 9

 Schwab VIT Balanced with Growth Portfolio

Statement of
Operations
For the period July 25, 2012* through December 31, 2012

Investment Income

Dividends received from affiliated underlying funds		$14,374
Dividends received from unaffiliated underlying funds		1,583
Interest	+	32

Total investment income		15,989

Expenses

Investment adviser and administrator fees		1,339
Professional fees		19,096
Shareholder reports		18,162
Transfer agent fees		6,160
Trustees’ fees		1,344
Portfolio accounting fees		1,107
Custodian fees	+	600

Total expenses		47,808
Expense reduction by CSIM	−	46,082

Net expenses	−	1,726

Net investment income		14,263

Realized and Unrealized Gains (Losses)

Net realized gains on sales of affiliated underlying funds		299
Net unrealized gains on affiliated underlying funds		26,942
Net unrealized losses on unaffiliated underlying funds	+	(2,432)

Net unrealized gains	+	24,510

Net realized and unrealized gains		24,809

Increase in net assets resulting from operations		$39,072

*	Commencement of operations.

10 See financial notes

 Schwab VIT Balanced with Growth Portfolio

Statement of
Changes in Net Assets
For the current period only.

Operations

7/25/12*-12/31/12
Net investment income		$14,263
Net realized gains		299
Net unrealized gains	+	24,510

Increase in net assets from operations		$39,072

Transactions in Fund Shares

		7/25/12*-12/31/12
		SHARES	VALUE
Shares sold		154,505	$1,616,206
Shares redeemed	+	(453)	(4,764)

Net transactions in fund shares		154,052	$1,611,442

Shares Outstanding and Net Assets

		7/25/12*-12/31/12
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	154,052	1,650,514

End of period		154,052	$1,650,514

Net investment income not yet distributed			$14,263

*	Commencement of operations.

See financial notes 11

 Schwab VIT Balanced with Growth Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab VIT Balanced with Growth Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated exchange traded funds (ETFs), the Schwab ETFs, and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, futures and money market investments to achieve its investment objectives. The fund bears its share of the allocable expenses of the underlying funds in which it invests.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”) which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2012, 83% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ

12

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in underlying mutual funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2012 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on

 13

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

(i) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the fund’s financial statement disclosures.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

14

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

ETFs Risk. Lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund’s investment allocation in the underlying funds and the underlying funds’ allocation.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Emerging Market Risk. An underlying fund’s investments in securities of emerging markets may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund is subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar.

•	Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

•	Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

 15

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

•	Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.

•	Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.

•	U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

•	Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

•	Real Estate Investment Trust (REIT) Risk. An underlying fund in which the portfolio may invest in REITs. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.

•	Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. In addition, new

16

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

regulations may impact an underlying fund’s strategy to invest in commodity-linked investments or increase the costs associated with such investments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

•	Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Mortgage-Backed Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities.

•	Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Concentration Risk. To the extent that an underlying fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Direct Investment Risk. The fund may invest directly in individual securities or derivatives instruments, principally futures contracts to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security and instruments.

Please refer to the fund’s prospectus for a more complete description of these and other principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.45% of the fund’s average daily net assets.

 17

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

CSIM and its affiliates have made an additional agreement (“expense limitation”) with the fund to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses, to 0.58% for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of December 31, 2012, the percentages of shares of other related funds owned by the VIT Balanced with Growth Portfolio are less than 1%.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2012.

						Realized	Distribution
	Balance of			Balance of	Market	Gain (Loss)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	07/25/12(a) to	07/25/12(a) to
Underlying Funds	at 7/25/12(a)	Additions	Sales	at 12/31/12	12/31/12	12/31/12	12/31/12

Schwab U.S. Large-Cap ETF	—	10,667	—	10,667	$361,505	$—	$2,604
Schwab U.S. Small-Cap ETF	—	2,635	—	2,635	100,446	—	852
Schwab International Equity ETF	—	10,630	(141)	10,489	284,252	193	6,573
Schwab International Small-Cap Equity ETF	—	1,861	(22)	1,839	49,745	68	1,284
Schwab Emerging Markets Equity ETF	—	3,893	(27)	3,866	102,024	62	1,860
Schwab U.S. REIT ETF	—	3,241	—	3,241	99,304	—	790
Schwab U.S. TIPS ETF	—	549	—	549	32,007	—	141
Schwab Intermediate-Term U.S. Treasury ETF	—	2,680	(78)	2,602	140,716	(24)	264
Schwab Value Advantage Money Fund, Institutional Prime Shares	—	44,000	—	44,000	44,000	—	6

Total					$1,213,999	$299	$14,374

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

(a) Commencement of operations.

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2012, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

18

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended December 31, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$1,587,182	$9,057

8. Federal Income Taxes:

As of December 31, 2012, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$14,586
Undistributed long-term capital gains	—
Unrealized appreciation on investments	28,066
Unrealized depreciation on investments	(3,580)
Other unrealized appreciation/(depreciation)	—

Net unrealized appreciation/(depreciation)	$24,486

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2012, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended December 31, 2012, the fund had no capital losses deferred and no capital losses utilized.

Distributions paid to participating insurance company’s separate account are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to wash sales and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming participating insurance company’s separate accounts as a distribution for tax purposes. As of December 31, 2012, the fund did not make any distributions.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2012, no such reclassifications were required.

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the fund did not incur any interest or penalties.

 19

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab VIT Balanced with Growth Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab VIT Balanced with Growth Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities and investments in the underlying funds at December 31, 2012 by correspondence with the custodian and transfer agent of the underlying funds, respectively, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 15, 2013

 21

Investment Advisory Agreement Approval

Initial Approval of Investment Advisory Agreement

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) called and held a meeting on February 28, 2012, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (“CSIM”) as investment adviser to the Schwab VIT Balanced with Growth Portfolio (the “Fund”) under the investment advisory agreement between Schwab Annuity Portfolios (the “Trust’’) and CSIM (the “Agreement”). In preparation for the meeting, the Board requested and reviewed a variety of materials provided by CSIM with respect to the services to be provided to the Fund under the Agreement. In recognition of the fact that the Fund had not yet commenced operations, the Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees. In addition, the Independent Trustees met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.

At the meeting on February 28, 2012, the Board, including a majority of the Independent Trustees, approved the Agreement with respect to the Fund. The Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:

1.	the nature, extent and quality of the services to be provided to the Fund under the Agreement, including the resources CSIM and its affiliates will dedicate to the Fund;

2.	CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;

3.	the Fund’s estimated expenses and how those expenses compare to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to management of other similar funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement relating to the Fund reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the Fund and the resources CSIM and its affiliates will dedicate to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that may be expected to benefit the Fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations that the nature, extent and quality of services to be provided by CSIM to the Fund and the resources CSIM and its affiliates will dedicate to the Fund supported approval of the Agreement with respect to the Fund.

Performance. With regard to Fund performance, since the Fund had not commenced operations and therefore did not have any performance of its own, the Board considered performance of other funds advised by CSIM having comparable investment objectives in determining whether to approve the Agreement with respect to the Fund. The Trustees also considered both risk and shareholder risk expectations for the Fund. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s estimated net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered CSIM and Schwab’s commitment to waive management and other fees to prevent total Fund expenses from exceeding a specified cap, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates directly or indirectly. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is

22

reasonable and supported approval of the Agreement with respect to the Fund.

Economies of Scale. Recognizing that the Fund had not yet commenced operations and had no assets, the Trustees considered the possible development of any economies of scale through various efficiencies that may result from increases in the Fund’s assets and whether those could be expected to be passed along to the Fund’s shareholders. The Board considered whether such economies of scale will be shared by way of Schwab’s previously negotiated commitment relating to implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds. The Trustees also considered contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund may be expected to obtain reasonable benefit from economies of scale if such economies develop.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement as it relates to the Fund and concluded that the compensation under the Agreement relating to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 23

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 94 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	77	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	77	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

24

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	94	None

 25

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab. In addition to their employment with Schwab, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

26

Glossary

Barclays 3 − 10 Year U.S. Treasury Bond Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.

Barclays Global Treasury ex-U.S. Index An index that tracks fixed-rate local currency non-U.S. government debt of investment grade countries with a remaining maturity of at least one year. The Capped version of the index uses custom weights.

Barclays High Yield Very Liquid Index An index that includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively, and have $600 million or more of outstanding face value.

Barclays U.S. Aggregate: Agencies Index An index that measures fixed rate securities issued by U.S. government agencies with at least one year to final maturity and $250 million par amount outstanding. The index is a sub-set of the Barclays US Aggregate: Government-Related Index.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

Barclays U.S. Mortgage-Backed Securities (MBS) Index: Agency Fixed Rate Index An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

Barclays U.S. Treasury Bills: 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones-UBS Commodity Index A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.

Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.

Dow Jones U.S. Select REIT Index A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).

Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the stocks ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.

FTSE Developed ex US Index An index that comprises large and mid cap stocks providing coverage of developed markets (23 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

FTSE Developed Small Cap ex-US Liquid Index An index that comprises small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million.

FTSE Emerging Index An index that is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

Russell Microcap Index An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

 27

Notes

Notes

Notes

Schwab VIT Growth Portfolio

Annual report dated December 31, 2012

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Investment Environment

During the 12 months ended December 31, 2012, major stock market indices generated returns that ranged from roughly 15% to 19%, while bond returns were comparatively modest, and money market securities helped to preserve capital.

International stocks narrowly outperformed U.S. stocks, while both provided very strong performances. Concerns that the euro zone’s sovereign debt crisis might spread weighed on international stocks in the second quarter, but stocks soon recovered as European leaders and the European Central Bank set policies in place in an effort to stabilize debt markets, ensure sufficient market liquidity, and support the euro. With investor comfort regarding developments in the region rising as the year progressed, the MSCI EAFE Index returned 17.9%.

Low interest rates provided a favorable backdrop for U.S. stocks. In light of the sluggish U.S. economy, the Federal Reserve kept short-term interest rates at 0% to 0.25% and maintained large-scale asset purchase programs designed to hold down long-term interest rates. In spite of the generally favorable environment, stocks stumbled in the fourth quarter, hampered by worries over the November elections and pending fiscal cliff—potential spending cuts and tax increases in 2013. However, bolstered by gains earlier in the year, the S&P 500 Index returned 16.0% for 2012.

U.S. fixed-income securities outperformed international bonds. Economic growth around the globe was lackluster, prompting many central banks to favor low interest rate policies aimed at improving their country’s or region’s economic prospects. Within the U.S., bonds with lower credit ratings and longer maturities generally performed best. The Barclays U.S. Aggregate Bond Index returned 4.2%, and the Citigroup Non-U.S. Dollar World Government Bond Index returned 1.5%.

Money market securities faced another year of low yields that reflected the Fed’s stance on interest rates, while continuing to serve their primary purpose of preserving capital.

 Asset Class Performance Comparison % returns during the 12 months ended 12/31/12

This graph compares the performance of various asset classes. Final performance figures for the period are in the key below.

16.00%	S&P 500® Index: measures U.S. large-cap stocks

16.35%	Russell 2000® Index: measures U.S. small-cap stocks

17.90%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.21%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.08%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Schwab VIT Growth Portfolio

The Schwab VIT Growth Portfolio (the portfolio) seeks to provide long-term capital appreciation. To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed-income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.

The portfolio is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in exchange traded funds (ETFs) from Schwab, as well as unaffiliated ETFs; it may also invest in Schwab and Laudus Funds and unaffiliated third-party mutual funds. The portfolio uses the internally calculated VIT Growth Composite Index (the composite index) as a performance gauge. The composite index is comprised of 78% equity, 13% fixed income, 5% cash, and 4% commodities.

The portfolio was launched on July 25, 2012. From its inception through December 31, 2012, the portfolio returned 9.50%, while the composite index returned 9.45%.

Market Highlights. Despite continued anxiety over anemic worldwide and U.S. growth, ongoing concerns over European debt, a contentious U.S. election season, and domestic tax uncertainties in the U.S., most stock market indices posted strong gains for the report period from the portfolio’s inception on July 25, 2012, through year-end. International developed market stocks were the strongest performers, closely followed by emerging markets, with real estate in developed international markets particularly strong. Globally, commodities were weak, losing ground for the report period. U.S. small-cap equities outperformed large-caps. Returns on bonds were modest. The yield on the 10-year Treasury note hit its historic low near the portfolio’s inception date, rising slightly to end the year at 1.76%.

Positioning and Strategies. The portfolio’s allocations were broadly in line with those of the composite index.

During the report period, the portfolio’s equity exposures were significant contributors to total return, across both U.S. and international equities. The portfolio’s three international equity holdings—the Schwab International Equity ETF, the Schwab International Small-Cap Equity ETF, and the Schwab Emerging Markets Equity ETF—all posted double-digit gains. U.S. equity positions also boosted the portfolio’s total return. Fixed-income holdings contributed, although to a lesser degree than equity positions. The portfolio’s position in the Credit Suisse Commodity Return Strategy Fund, Institutional Shares, was a small detractor from total return.

As of 12/31/12:

 Statistics

Number of Holdings	16
Portfolio Turnover Rate[1]	29%

 Asset Class Weightings % of Investments2

Stocks – U.S.	35.7%
Stocks – International	32.4%
Real Assets	9.1%
Fixed Income	11.6%
Money Market Fund	2.4%
Short-Term Investments	8.8%
Total	100.0%

 Top Holdings % of Net Assets3,4

Schwab U.S. Large-Cap ETF	28.9%
Schwab International Equity ETF	21.1%
Schwab Emerging Markets Equity ETF	8.2%
Schwab U.S. Small-Cap ETF	7.1%
Schwab U.S. REIT ETF	5.9%
Schwab International Small-Cap Equity ETF	5.0%
iShares Barclays MBS Bond Fund	5.0%
Schwab Intermediate-Term U.S. Treasury ETF	4.4%
Credit Suisse Commodity Return Strategy Fund, Class I	3.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares	2.5%
Total	91.9%

Management views and portfolio holdings may have changed since the report date.

[1]	Not annualized.
[2]	The portfolio intends to primarily invest in affiliated exchange traded funds (ETFs), the Schwab ETFs, and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio may also invest directly in equity or fixed income securities, futures and money market investments to achieve its investment objectives.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab VIT Growth Portfolio 3

 Schwab VIT Growth Portfolio

Performance and Fund Facts as of 12/31/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

July 25, 2012 – December 31, 2012
Performance of Hypothetical
$10,000 Investment2,3

 Average Annual Total Returns1,2

Portfolio and inception Date	Since Inception

Portfolio: Schwab VIT Growth Portfolio (07/25/12)	9.50%
VIT Growth Composite Index[3]	9.45%
S&P 500® Index	7.70%
Fund Category: Morningstar Aggressive Allocation Blend	9.21%

Portfolio Expense Ratios4: Net 0.80%; Gross 1.00%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	The VIT Growth Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 29% Dow Jones U.S. Large Cap Total Stock Market Index, 7% Dow Jones U.S. Small-Cap Total Stock Market Index, 2% Russell Microcap Index, 21% FTSE Developed ex-US Index (Net), 5% FTSE Developed Small Cap ex-US Liquid Index (Net), 8% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index Total Return, 1% Barclays U.S. TIPS Index, 5% Barclays 3-10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Credit Index, 5% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 5% Barclays U.S. Treasury Bills: 1-3 Month Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.22%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

4 Schwab VIT Growth Portfolio

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period since commencement of operations on July 25, 2012 and held through December 31, 2012.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/25/12	at 12/31/12	7/25/12–12/31/12

Schwab VIT Growth Portfolio
Actual Return	0.59%	$1,000	$1,095.00	$2.70
Hypothetical 5% Return	0.59%	$1,000	$1,019.28	$2.60

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 160 days of the period (from commencement of operations on 7/25/12 through 12/31/12), and divided by 366 days of the fiscal year.

Schwab VIT Growth Portfolio 5

Schwab VIT Growth Portfolio™

Financial Statements

Financial Highlights

	7/25/12[1]–
	12/31/12

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13
Net realized and unrealized gains (losses)	0.82

Total from investment operations	0.95

Net asset value at end of period	10.95

Total return (%)	9.50	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.59	[4,5]
Gross operating expenses[3]	26.08	[4]
Net investment income (loss)	3.96	[4]
Portfolio turnover rate	29	[2]
Net assets, end of period ($ x 1,000,000)	1

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 The ratio of net operating expenses would have been 0.58%, if interest expense had not been incurred.

6 See financial notes

 Schwab VIT Growth Portfolio

Portfolio Holdings as of December 31, 2012

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

96.7%		Other Investment Companies	552,149	577,291
9.3%		Short-Term Investments	55,304	55,304

106.0%		Total Investments	607,453	632,595
(6	.0)%	Other Assets and Liabilities, Net		(35,890)

100.0%		Net Assets		596,705

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.7% of net assets

U.S. Stocks 37.9%

Large-Cap 28.9%
Schwab U.S. Large-Cap ETF (a)	5,078	172,094

Micro-Cap 1.9%
iShares Russell Microcap Index Fund	217	11,338

Small-Cap 7.1%
Schwab U.S. Small-Cap ETF (a)	1,115	42,504

		225,936

International Stocks 34.3%

Developed-Market Large-Cap 21.1%
Schwab International Equity ETF (a)	4,647	125,934

Developed-Market Small-Cap 5.0%
Schwab International Small-Cap Equity ETF (a)	1,117	30,215

Emerging-Market 8.2%
Schwab Emerging Markets Equity ETF (a)	1,847	48,742

		204,891

Real Assets 9.7%

Commodity 3.8%
Credit Suisse Commodity Return Strategy Fund, Class I *	2,846	22,855

Real Estate 5.9%
Schwab U.S. REIT ETF (a)	1,140	34,929

		57,784

Fixed Income 12.3%

Corporate Bond 2.0%
iShares Barclays Credit Bond Fund	108	12,221

Inflation-Protected Bond 0.9%
Schwab U.S. TIPs ETF (a)	93	5,422

Mortgage-Backed Bond 5.0%
iShares Barclays MBS Bond Fund	274	29,592

Treasury Bond 4.4%
Schwab Intermediate-Term U.S. Treasury ETF (a)	489	26,445

		73,680

Money Market Fund 2.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	15,000	15,000

Total Other Investment Companies
(Cost $552,149)		577,291

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 9.3% of net assets

Time Deposits 9.3%
Bank of Tokyo Mitsubishi
0.03%, 01/02/13	17,692	17,692
Brown Brothers Harriman
0.03%, 01/02/13	19,920	19,920
Citibank
0.03%, 01/02/13	17,692	17,692

Total Short-Term Investments
(Cost $55,304)		55,304

End of Investments.

At 12/31/12, the tax basis cost of the fund’s investments was $608,863 and the unrealized appreciation and depreciation were $24,652 and ($920), respectively, with a net unrealized appreciation of $23,732.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 7

 Schwab VIT Growth Portfolio

Portfolio Holdings continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$577,291	$—	$—	$577,291
Short-Term Investments[1]	—	55,304	—	55,304

Total	$577,291	$55,304	$—	$632,595

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2012.

8 See financial notes

 Schwab VIT Growth Portfolio

Statement of
Assets and Liabilities
As of December 31, 2012

Assets

Investments in affiliated underlying funds, at value (cost $475,827)		$501,285
Investments in unaffiliated issuers, at value (cost $131,626)	+	131,310

Total investments, at value (cost $607,453)		632,595
Receivables:
Investments sold		2,005
Due from investment adviser		4,564
Dividends	+	70

Total assets		639,234

Liabilities

Payables:
Investments bought		10,680
Fund shares redeemed		16
Accrued expenses	+	31,833

Total liabilities		42,529

Net Assets

Total assets		639,234
Total liabilities	−	42,529

Net assets		$596,705

Net Assets by Source
Capital received from investors		565,781
Net investment income not yet distributed		7,145
Net realized capital losses		(1,363)
Net unrealized capital gains		25,142

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$596,705		54,484		$10.95

See financial notes 9

 Schwab VIT Growth Portfolio

Statement of
Operations
For the period July 25, 2012* through December 31, 2012

Investment Income

Dividends received from affiliated underlying funds		$7,771
Dividends received from unaffiliated underlying funds		425
Interest	+	19

Total investment income		8,215

Expenses

Investment adviser and administrator fees		816
Professional fees		19,004
Shareholder reports		18,161
Transfer agent fees		6,141
Trustees’ fees		1,344
Portfolio accounting fees		1,092
Custodian fees		514
Interest expense	+	19

Total expenses		47,091
Expense reduction by CSIM	−	46,021

Net expenses	−	1,070

Net investment income		7,145

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(1,075)
Net realized losses on sales of unaffiliated underlying funds	+	(288)

Net realized losses		(1,363)
Net unrealized gains on affiliated underlying funds		25,458
Net unrealized losses on unaffiliated underlying funds	+	(316)

Net unrealized gains	+	25,142

Net realized and unrealized gains		23,779

Increase in net assets resulting from operations		$30,924

*	Commencement of operations.

10 See financial notes

 Schwab VIT Growth Portfolio

Statement of
Changes in Net Assets
For the current period only.

Operations

7/25/12*-12/31/12
Net investment income		$7,145
Net realized losses		(1,363)
Net unrealized gains	+	25,142

Increase in net assets from operations		$30,924

Transactions in Fund Shares

		7/25/12*-12/31/12
		SHARES	VALUE
Shares sold		63,836	$664,023
Shares redeemed	+	(9,352)	(98,242)

Net transactions in fund shares		54,484	$565,781

Shares Outstanding and Net Assets

		7/25/12*-12/31/12
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	54,484	596,705

End of period		54,484	$596,705

Net investment income not yet distributed			$7,145

*	Commencement of operations.

See financial notes 11

 Schwab VIT Growth Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab VIT Growth Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated exchange traded funds (ETFs), the Schwab ETFs, and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, futures and money market investments to achieve its investment objectives. The fund bears its share of the allocable expenses of the underlying funds in which it invests.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”) which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2012, 54% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ

12

 Schwab VIT Growth Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in underlying mutual funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2012 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on

 13

 Schwab VIT Growth Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

(i) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the fund’s financial statement disclosures.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

14

 Schwab VIT Growth Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

ETFs Risk. Lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund’s investment allocation in the underlying funds and the underlying funds’ allocation.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Emerging Market Risk. An underlying fund’s investments in securities of emerging markets may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund is subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar.

•	Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

•	Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

 15

 Schwab VIT Growth Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

•	Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.

•	Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.

•	U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

•	Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

•	Real Estate Investment Trust (REIT) Risk. An underlying fund in which the portfolio may invest in REITs. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.

•	Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. In addition, new

16

 Schwab VIT Growth Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

regulations may impact an underlying fund’s strategy to invest in commodity-linked investments or increase the costs associated with such investments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

•	Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Mortgage-Backed Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities.

•	Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Concentration Risk. To the extent that an underlying fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Direct Investment Risk. The fund may invest directly in individual securities or derivatives instruments, principally futures contracts to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security and instruments.

Please refer to the fund’s prospectus for a more complete description of these and other principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.45% of the fund’s average daily net assets.

 17

 Schwab VIT Growth Portfolio

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

CSIM and its affiliates have made an additional agreement (“expense limitation”) with the fund to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses, to 0.58% for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of December 31, 2012, the percentages of shares of other related funds owned by the VIT Growth Portfolio are less than 1%.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2012.

						Realized	Distribution
	Balance of			Balance of	Market	Gain (Loss)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	07/25/12(a) to	07/25/12(a) to
Underlying Funds	at 7/25/12(a)	Additions	Sales	at 12/31/12	12/31/12	12/31/12	12/31/12

Schwab U.S. Large-Cap ETF	—	5,916	(838)	5,078	$172,094	($767)	$1,635
Schwab U.S. Small-Cap ETF	—	1,300	(185)	1,115	42,504	($165)	447
Schwab International Equity ETF	—	5,614	(967)	4,647	125,934	131	3,306
Schwab International Small-Cap Equity ETF	—	1,323	(206)	1,117	30,215	(24)	883
Schwab Emerging Markets Equity ETF	—	2,226	(379)	1,847	48,742	(46)	1,028
Schwab U.S. REIT ETF	—	1,335	(195)	1,140	34,929	(160)	349
Schwab U.S. TIPS ETF	—	109	(16)	93	5,422	(4)	33
Schwab Intermediate-Term U.S. Treasury ETF	—	595	(106)	489	26,445	(40)	86
Schwab Value Advantage Money Fund, Institutional Prime Shares	—	25,000	(10,000)	15,000	15,000	—	4

Total					$501,285	($1,075)	$7,771

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

(a) Commencement of operations.

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2012, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

18

 Schwab VIT Growth Portfolio

Financial Notes (continued)

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended December 31, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$663,293	$109,782

8. Federal Income Taxes:

As of December 31, 2012, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$7,192
Undistributed long-term capital gains	—
Unrealized appreciation on investments	24,652
Unrealized depreciation on investments	(920)
Other unrealized appreciation/(depreciation)	—

Net unrealized appreciation/(depreciation)	$23,732

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2012, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended December 31, 2012, the fund had no capital losses deferred and no capital losses utilized.

Distributions paid to participating insurance company’s separate account are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to wash sales and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming participating insurance company’s separate accounts as a distribution for tax purposes. As of December 31, 2012, the fund did not make any distributions.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2012, no such reclassifications were required.

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the fund did not incur any interest or penalties.

 19

 Schwab VIT Growth Portfolio

Financial Notes (continued)

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab VIT Growth Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab VIT Growth Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities and investments in the underlying funds at December 31, 2012 by correspondence with the custodian and transfer agent of the underlying funds, respectively, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 15, 2013

 21

Investment Advisory Agreement Approval

Initial Approval of Investment Advisory Agreement

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) called and held a meeting on February 28, 2012, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (“CSIM”) as investment adviser to the Schwab VIT Growth Portfolio (the “Fund”) under the investment advisory agreement between Schwab Annuity Portfolios (the “Trust’’) and CSIM (the “Agreement”). In preparation for the meeting, the Board requested and reviewed a variety of materials provided by CSIM with respect to the services to be provided to the Fund under the Agreement. In recognition of the fact that the Fund had not yet commenced operations, the Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees. In addition, the Independent Trustees met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.

At the meeting on February 28, 2012, the Board, including a majority of the Independent Trustees, approved the Agreement with respect to the Fund. The Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:

1.	the nature, extent and quality of the services to be provided to the Fund under the Agreement, including the resources CSIM and its affiliates will dedicate to the Fund;

2.	CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;

3.	the Fund’s estimated expenses and how those expenses compare to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to management of other similar funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement relating to the Fund reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the Fund and the resources CSIM and its affiliates will dedicate to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that may be expected to benefit the Fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations that the nature, extent and quality of services to be provided by CSIM to the Fund and the resources CSIM and its affiliates will dedicate to the Fund supported approval of the Agreement with respect to the Fund.

Performance. With regard to Fund performance, since the Fund had not commenced operations and therefore did not have any performance of its own, the Board considered performance of other funds advised by CSIM having comparable investment objectives in determining whether to approve the Agreement with respect to the Fund. The Trustees also considered both risk and shareholder risk expectations for the Fund. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s estimated net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered CSIM and Schwab’s commitment to waive management and other fees to prevent total Fund expenses from exceeding a specified cap, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates directly or indirectly. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Fund.

22

Economies of Scale. Recognizing that the Fund had not yet commenced operations and had no assets, the Trustees considered the possible development of any economies of scale through various efficiencies that may result from increases in the Fund’s assets and whether those could be expected to be passed along to the Fund’s shareholders. The Board considered whether such economies of scale will be shared by way of Schwab’s previously negotiated commitment relating to implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds. The Trustees also considered contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund may be expected to obtain reasonable benefit from economies of scale if such economies develop.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement as it relates to the Fund and concluded that the compensation under the Agreement relating to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 23

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 94 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	77	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	77	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

24

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	94	None

 25

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab. In addition to their employment with Schwab, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

26

Glossary

Barclays 3 − 10 Year U.S. Treasury Bond Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

Barclays U.S. Mortgage-Backed Securities (MBS) Index: Agency Fixed Rate Index An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

Barclays U.S. Treasury Bills: 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones-UBS Commodity Index A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.

Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.

Dow Jones U.S. Select REIT Index A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).

Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the stocks ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.

FTSE Developed ex US Index An index that comprises large and mid cap stocks providing coverage of developed markets (23 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

FTSE Developed Small Cap ex-US Liquid Index An index that comprises small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million.

FTSE Emerging Index An index that is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

Russell Microcap Index An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

 27

Notes

Notes

Notes

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that Mariann Byerwalter, William Hasler and Kiran Patel, each currently serving on its audit committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Byerwalter, Mr. Hasler and Mr. Patel as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
Audit Fees

2012: $133,538 2011: $81,047

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
Audit-Related Fees

For services rendered to Registrant:

2012: $10,361 2011: $5,103

Nature of these services: tax provision review.
          In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Tax Fees

For services rendered to Registrant:

2012: $14,132 2011: $7,100
Nature of these services: preparation and review of tax returns.
          In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
All Other Fees

For services rendered to Registrant:

2012: $1,071 2011: $1,027

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.
          In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
2012: $25,564 2011: $13,230
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	2/15/13
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	2/15/13

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	2/15/13